Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	BIOSANTE PHARMACEUTICALS INC
Entity Central Index Key	0001023024
Document Type	S-4
Pre-Effective Amendment Number	1
Document Period End Date	Sep 30, 2012
Amendment Flag	true
Amendment Description	The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Entity Filer Category	Accelerated Filer

Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CURRENT ASSETS
Cash and cash equivalents	$ 38,049,095	$ 57,225,234	$ 69,600,199	$ 38,155,251	$ 29,858,465	$ 11,760,920
Prepaid expenses and other assets	534,037	801,147		2,469,879
TOTAL CURRENT ASSETS	38,583,132	58,026,381		40,625,130
PROPERTY AND EQUIPMENT, NET	1,184,764	861,364		635,776
OTHER ASSETS
Investments	3,413,762	3,405,807		3,405,807
Deposits	30,088	86,203		99,937
TOTAL ASSETS	43,211,746	62,379,755		44,766,650
CURRENT LIABILITIES
Accounts payable	2,004,814	3,150,677		4,864,217
Accrued compensation	463,942	1,597,329		526,022
Other accrued expenses	860,094	2,479,697		1,681,956
Current portion of Convertible Senior Notes	7,593,216			1,111,132
TOTAL CURRENT LIABILITIES	10,922,066	7,227,703		8,183,327
Long-term Convertible Senior Notes		17,336,760		17,436,201
TOTAL LIABILITIES	10,922,066	24,564,463		25,619,528
Capital stock
Capital stock	273,259,236	224,387,737		154,111,063
Accumulated deficit	(240,969,556)	(217,239,148)		(165,630,644)
TOTAL STOCKHOLDERS' EQUITY	32,289,680	7,148,589		(11,519,581)	(14,836,309)	13,826,419
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	43,211,746	31,713,052		14,099,947
Class C special stock
Capital stock
Capital stock	65	391		391
TOTAL STOCKHOLDERS' EQUITY		391		391	391	391
Common stock
Capital stock
Capital stock	273,259,171	224,387,346		154,110,672
TOTAL STOCKHOLDERS' EQUITY		$ 224,387,346		$ 154,110,672	$ 104,597,728	$ 85,732,688

Balance Sheets (Parenthetical)	Sep. 30, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Class C special stock
Capital stock, issued shares	65,211	65,214	65,214	65,214
Capital stock, outstanding shares	65,211	65,214
Common stock
Capital stock, issued shares	24,422,240	13,565,188	8,877,094	4,507,127
Capital stock, outstanding shares	24,422,240	13,565,188

Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUE
Licensing revenue	$ 100,000	$ 115,807
Grant revenue		51,870	116,389
Royalty revenue	335,160	2,306,560	1,141,665
Total revenue	435,160	2,474,237	1,258,054
EXPENSES
Research and development	44,182,260	39,705,502	13,680,573
General and administration	6,981,490	5,940,360	5,373,945
Acquired in-process research and development			9,000,000
Excess consideration paid over fair value			20,192,194
Licensing expense	50,000	268,750	299,616
Depreciation and amortization	148,240	167,986	137,280
Total expenses	51,361,990	46,082,598	48,683,608
OTHER
Convertible note fair value adjustment	(23,427)	(1,870,916)	33,163
Investment impairment charge		(286,000)
Interest expense	(681,573)	(688,083)	(147,025)
Other income	15,000	244,479
Interest income	8,326	12,665	11,648
Net Loss	$ (51,608,504)	$ (46,196,216)	$ (47,527,768)
Loss per common share:
Basic (in dollars per share)	$ (3.15)	$ (4.21)	$ (8.4)
Diluted (in dollars per share)	$ (3.15)	$ (4.21)	$ (8.4)
Weighted average number of common and common equivalent shares outstanding:
Basic (in shares)	16,397,618	10,985,291	5,658,608
Diluted (in shares)	16,397,618	10,985,291	5,658,608

Statements of Stockholders' Equity (USD $)	Total	Accumulated Deficit	Class C Special Shares	Common Stock
Balance at beginning of period at Dec. 31, 2008	$ 13,826,419	$ (71,906,660)	$ 391	$ 85,732,688
Balance at beginning of period (in shares) at Dec. 31, 2008			65,214	4,507,127
Issuance of common shares
Stock option expense	1,254,503			1,254,503
Stock warrant expense	64,103			64,103
Registered direct offerings of common shares and warrants, net	11,352,751			11,352,751
Registered direct offerings of common shares and warrants, net (in shares)				1,000,000
Issuance of common shares pursuant to Cell Genesys, Inc. transaction	6,133,340			6,133,340
Issuance of common shares pursuant to Cell Genesys, Inc. transaction (in shares)				3,369,967
Credit equity financing facility	60,343			60,343
Net Loss	(47,527,768)	(47,527,768)
Balance at end of period at Dec. 31, 2009	(14,836,309)	(119,434,428)	391	104,597,728
Balance at end of period (in shares) at Dec. 31, 2009			65,214	8,877,094
Issuance of common shares
Stock option exercise	2,014			2,014
Stock option exercise (in shares)				222
Stock option expense	992,757			992,757
Stock warrant expense	65,529			65,529
Registered direct offerings of common shares and warrants, net	48,452,644			48,452,644
Registered direct offerings of common shares and warrants, net (in shares)				4,687,871
June 1, 2012 Fractional Share Adjustment				1
Net Loss	(46,196,216)	(46,196,216)
Balance at end of period at Dec. 31, 2010	(11,519,581)	(165,630,644)	391	154,110,672
Balance at end of period (in shares) at Dec. 31, 2010			65,214	13,565,188
Balance at beginning of period at Dec. 29, 2010
Issuance of common shares
Registered direct offerings of common shares and warrants, net (in shares)				1,764,706
Balance at end of period at Dec. 31, 2010	(11,519,581)	(165,630,644)	391	154,110,672
Balance at end of period (in shares) at Dec. 31, 2010			65,214	13,565,188
Issuance of common shares
Stock option exercise	32,442			32,442
Stock option exercise (in shares)				3,194
Warrant exercises - various	24,062			24,062
Warrant exercises - various (in shares)				1,458
Stock option expense	1,177,683			1,177,683
Stock warrant expense	204,980			204,980
Underwritten offering of common shares, net	44,961,137			44,961,137
Underwritten offering of common shares, net (in shares)				2,666,666
Registered direct offerings of common shares and warrants, net	23,876,370			23,876,370
Registered direct offerings of common shares and warrants, net (in shares)				2,033,247
June 1, 2012 Fractional Share Adjustment				1
Net Loss	(51,608,504)	(51,608,504)
Balance at end of period at Dec. 31, 2011	$ 7,148,589	$ (217,239,148)	$ 391	$ 224,387,346

Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS (USED IN) OPERATING ACTIVITIES
Net loss	$ (51,608,504)	$ (46,196,216)	$ (47,527,768)
Adjustments to reconcile net loss to net cash (used in) operating activities
Acquired in-process research and development			9,000,000
Excess consideration paid over fair value			20,192,194
Depreciation and amortization	148,240	167,986	137,280
Employee and director stock-based compensation	1,177,683	992,757	1,254,503
Stock warrant expense - noncash	204,980	65,529	64,103
Loss on disposal of equipment	367,502	4,583
Investment impairment charge		286,000
Other non-cash items		(65,807)	60,739
Convertible note fair value adjustment	23,427	1,870,916	(33,163)
Changes in assets and liabilities affecting cash flows from operations
Prepaid expenses and other assets	1,682,466	(365,332)	(30,263)
Accounts payable and accrued liabilities	134,103	3,142,078	(1,548,535)
Net cash (used in) operating activities	(47,870,103)	(40,097,506)	(18,430,910)
CASH FLOWS (USED IN) PROVIDED BY INVESTING ACTIVITIES
Redemption of short term investments			3,026,334
Proceeds from sale of fixed assets		3,075
Purchase of fixed assets	(719,925)	(63,441)	(165,724)
Net cash (used in) investing activities	(719,925)	(60,366)	2,860,610
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
Cash paid for transaction related costs			(2,431,252)
Cash received in transaction			24,746,346
Cash paid for convertible note repayment	(1,234,000)
Proceeds from common stock option exercises	32,442	2,014
Proceeds from common stock warrant exercises	24,062
Proceeds from issuance of common stock by underwritten offering	44,961,137
Proceeds from issuance of common stock by registered direct offering	23,876,370	48,452,644	11,352,751
Net cash provided by financing activities	67,660,011	48,454,658	33,667,845
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	19,069,983	8,296,786	18,097,545
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	38,155,251	29,858,465	11,760,920
CASH AND CASH EQUIVALENTS AT END OF PERIOD	57,225,234	38,155,251	29,858,465
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Interest paid, including acquired accrued interest	688,000	688,000	248,388
Noncash Investing and Financing Activities
Investment - non-cash		65,807
Liabilities acquired through Cell Genesys transaction			18,487,298
Shares issued for Cell Genesys transaction			36,800,043
Investment acquired through Cell Genesys transaction			3,486,000
Other assets acquired in Cell Genesys transaction			293,658
Purchase of fixed assets on account, non-cash investing activity	$ 21,405

DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

        The corporate strategy of BioSante Pharmaceuticals, Inc. (the Company) is to develop high value medically-needed pharmaceutical products and to implement strategic alternatives with respect to its products and the Company, including licenses, business collaborations and other business combinations or transactions with other pharmaceutical and biotechnology companies.

        The Company's products, either approved or in clinical development, include: (1) LibiGel, once daily transdermal testosterone gel in Phase III clinical development for the treatment of female sexual dysfunction (FSD), specifically hypoactive sexual desire disorder (HSDD); (2) a once daily transdermal testosterone gel approved by the U.S. Food and Drug Administration (FDA) indicated for the treatment of hypogonadism, or testosterone deficiency in men, and licensed to Teva Pharmaceuticals USA, Inc. (Teva); (3) GVAX cancer vaccines, a portfolio of cancer vaccines, four of which have been granted FDA orphan drug designation, and which are currently in 17 Phase I and Phase II clinical trials for the treatment of various cancers; (4) The Pill-Plus (triple component contraceptive), once daily use of various combinations of estrogens, progestogens and androgens in Phase II development; and (5) Elestrin, once daily transdermal estradiol (estrogen) gel approved by the FDA indicated for the treatment of moderate-to-severe vasomotor symptoms (hot flashes) associated with menopause and marketed in the U.S. by Meda Pharmaceuticals Inc. (Meda), the Company's licensee.

1. DESCRIPTION OF BUSINESS

        BioSante Pharmaceuticals, Inc. (the Company) is a specialty pharmaceutical company focused on developing products for female sexual health and oncology. The Company's products, either approved or in human clinical development, include: (1) LibiGel, once daily transdermal testosterone gel in Phase III clinical development for the treatment of female sexual dysfunction (FSD), specifically hypoactive sexual desire disorder (HSDD); (2) a once daily transdermal testosterone gel approved by the U.S. Food and Drug Administration (FDA) indicated for the treatment of hypogonadism, or testosterone deficiency in men, and licensed to Teva Pharmaceuticals USA, Inc. (Teva); (3) GVAX cancer vaccines, a portfolio of cancer vaccines, four of which have been granted FDA orphan drug designation, and are currently in 17 Phase I and Phase II clinical trials for the treatment of various cancers; (4) The Pill-Plus (triple component contraceptive), once daily use of various combinations of estrogens, progestogens and androgens in Phase II development; and (5) Elestrin, once daily transdermal estradiol (estrogen) gel approved by the FDA indicated for the treatment of moderate-to-severe vasomotor symptoms (hot flashes) associated with menopause and marketed in the U.S. by Jazz Pharmaceuticals, Inc. (Jazz Pharmaceuticals), our licensee.

        The Company's lead product in development has been LibiGel for the treatment of FSD, specifically HSDD, in postmenopausal women, for which there is no FDA-approved pharmaceutical product. The Company continues to analyze the data from the two pivotal LibiGel Phase III efficacy trials first reported on December 14, 2011. Initial analysis of the efficacy data from these trials shows that the trials did not meet the co-primary or secondary endpoints. Although there were no statistical differences from placebo, results indicated that LibiGel performed as predicted based on previous experience with testosterone products for FSD. However, the placebo response in the two efficacy trials was overwhelming and unpredictable; and therefore, LibiGel's results were not shown to be statistically different from placebo. The LibiGel Phase III safety study, which completed enrollment in June 2011, continues and will continue during further analysis of the LibiGel efficacy data and until a final strategic decision has been made. It is the Company's objective to meet with the FDA to determine the best path forward, and to make a decision during the second quarter of 2012 whether to continue the LibiGel Phase III safety study.

        The Company's corporate strategy always has included product development of high value medically-needed pharmaceutical products. In light of recently announced top-line results from the Company's two pivotal LibiGel Phase III efficacy trials, the Company is assessing its corporate strategy. The Company is determining LibiGel's path forward and potential alternative strategies to utilize the continuing LibiGel Phase III cardiovascular events and breast cancer safety study. The Company also has expanded its efforts to explore new product development projects through in-licensing and mergers and acquisitions. In addition, a full review of the Company's GVAX cancer vaccine portfolio is underway.

        On January 31, 2012, the Company received a notice from the Listing Qualifications Department of The NASDAQ Stock Market indicating that, for the last 30 consecutive business days, the bid price for the Company's common stock had closed below the minimum $1.00 per share required for continued inclusion on The NASDAQ Global Market under NASDAQ Listing Rule 5450(a)(1). The notification letter stated that pursuant to NASDAQ Listing Rule 5810(c)(3)(A), the Company will be afforded 180 calendar days, or until July 30, 2012, to regain compliance with the minimum bid price requirement. In order to regain compliance, shares of the Company's common stock must maintain a minimum bid closing price of at least $1.00 per share for a minimum of 10 consecutive business days. If the Company does not regain compliance by July 30, 2012, the Company may transfer its common stock listing to The NASDAQ Capital Market and be eligible for an additional 180-day grace period if the Company meets the market value of publicly held shares requirement for continued listing and all other initial inclusion requirements for listing on The NASDAQ Capital Market, other than the minimum bid price requirement. In order to be afforded the additional 180-day compliance period, the Company also would need to provide NASDAQ written notice of its intention to cure the minimum bid price deficiency during the second compliance period by effecting a reverse stock split, if necessary. If the Company does not indicate its intent to cure the deficiency or if it does not appear to NASDAQ that it is possible for the Company to cure the deficiency, the Company will not be eligible for the second 180-day grace period and its common stock will be subject to delisting, which delisting determination the Company may appeal to a hearings panel at that time.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Consolidation Basis of Presentation and Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Basis of Presentation

        These financial statements are expressed in U.S. dollars. The Company is organized into one operating and one reporting segment.

        The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (generally accepted accounting principles). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company does not have items of other comprehensive income for years ended December 31, 2011, 2010 or 2009; and therefore, has not presented comprehensive income.

        On June 1, 2012, the Company effected a one-for-six reverse split of its outstanding common stock and class C special stock. All share and per share numbers have been adjusted retroactively to reflect the one-for-six reverse stock split effected on June 1, 2012.

        On October 14, 2009, the Company acquired 100 percent of the common stock of Cell Genesys, Inc. (Cell Genesys) in a direct merger transaction, with the Company being the surviving corporation. The primary reason the Company merged with Cell Genesys was the Company's need for additional funding to continue its Phase III clinical studies for LibiGel and the lack of other available acceptable alternatives for the Company to access capital prior to and at the time the merger agreement was entered into by the parties in June 2009, especially in light of the then state of the markets for equity offerings, which historically had been the Company's primary method for raising additional financing. Effective October 14, 2009, the balance sheet and net loss of the Company reflect the purchase price allocation and charges resulting from the purchase price allocation related to the merger, which included adjustments to carrying values of the acquired net assets based on their estimated fair values as of that date.

  Reclassifications

        Certain amounts in the 2010 and 2009 financial statements have been reclassified to conform to their presentation in the 2011 financial statements. Specifically, in the statement of cash flows, the changes related to Accounts receivable in the amounts of $64,645 and $285,838 for the years ended December 31, 2010 and 2009, respectively, have been combined into the Prepaid expenses and other assets line item within the net cash used in operating activities section.

  Cash and Cash Equivalents

        The Company generally considers all instruments with original maturities of three months or less to be cash equivalents. Interest income on invested cash balances is recognized on the accrual basis as earned.

        As of December 31, 2011, all of the Company's cash and cash equivalents resided in a 100 percent FDIC-insured non-interest bearing checking account, a U.S. Treasury money market fund or a certificate of deposit. As of December 31, 2010, all of the Company's cash and cash equivalents resided in a 100 percent FDIC-insured non-interest bearing checking account in order to ensure maximum safety of principal.

  Fair Value of Financial Instruments

        The carrying value of certain of the Company's financial instruments, including cash equivalents, accounts receivable and accounts payable, approximate fair value due to their short maturities. Other information about the Company's assets and liabilities recorded at fair value is included in Note 14, "Fair Value Measurements."

  Property and Equipment

        Property and equipment that currently is being used in the Company's operations is stated at cost less accumulated depreciation and amortization. Depreciation is computed primarily on a straight line basis over the estimated useful lives of the respective assets, typically five and seven years for software and computer equipment and 10 years for non-computer equipment.

  Long-Lived Assets

        Long-lived assets are reviewed for possible impairment whenever events indicate that the carrying amount of such assets may not be recoverable. If such a review indicates an impairment, the carrying amount of such assets is reduced to estimated recoverable value.

  Convertible Senior Notes

        The Company assumed two series of 3.125% convertible senior note obligations with an aggregate principal balance of $22,016,000, which contain certain redemption, repurchase and conversion adjustment features as a result of its transaction with Cell Genesys. The Company made an irrevocable election to account for these convertible senior notes at fair value commencing from the date of the merger, resulting in recognition of a single liability for the convertible senior notes which are reported at fair value at each reporting date. Subsequent changes in the carrying value of the convertible senior notes are reflected in fair value adjustment in the accompanying statements of operations.

  Research and Development

        Research and development costs are charged to expense as incurred. Direct government grants are recorded as an offset to the related research and development costs when the Company has complied with the conditions attached to the grant and there is reasonable assurance that the funds will be received.

  Legal Costs

        For ongoing matters, legal costs are charged to expense as incurred.

  Basic and Diluted Net Loss Per Share

        The basic and diluted net loss per share is computed based on the weighted average number of the shares of common stock and class C special stock outstanding, all being considered as equivalent of one another. Basic loss per share is computed by dividing loss available to common stockholders by the weighted average number of shares outstanding for the reporting period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. The computation of diluted loss per share does not include the Company's stock options, warrants or convertible debt as such securities have an antidilutive effect on loss per share.

  Stock-Based Compensation

        The Company recognizes stock-based compensation expense granted to employees generally on a straight-line basis over the estimated service period of the award, or when certain performance-based vesting provisions occur, for awards that contain these features. The Company also has granted options to non-employees in exchange for services. Expense related to such grants is recognized within the Company's statements of operations in accordance with the nature of the service received by the Company.

        Warrants issued to non-employees as compensation for services rendered are valued at their fair value on the date of issue and are re-measured until the counterparty's performance under the arrangement is complete.

  Revenue Recognition

        The Company has entered into various licensing agreements that have generated license revenue or other upfront fees and which also may involve subsequent milestone payments earned upon completion of development milestones by the Company or upon the occurrence of certain regulatory actions, such as the filing of a regulatory application or the receipt of a regulatory approval. Non-refundable license fees are recognized as revenue when the Company has a contractual right to receive such payment, the contract price is fixed or determinable, the collection of the resulting receivable is reasonably assured and the Company has no further performance obligations under the license agreement. Non-refundable license fees that meet these criteria and are due to the Company upon execution of an agreement are recognized as revenue immediately.

        Milestones, in the form of additional license fees, typically represent non-refundable payments to be received in conjunction with the achievement of a specific event identified in the contract, such as completion of specified clinical development activities and/or regulatory submissions and/or approvals, or as sales-based milestone payments. Revenues from milestone payments that meet the criteria in the preceding paragraph are recognized when the milestone is achieved.

        Additionally, royalty revenue based upon sales of products under license is recorded when such royalties are earned and are deemed collectible, which is generally in the quarter when the related products are sold.

  Income Taxes

        Deferred tax assets or liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities, as measured by enacted tax rates. A valuation allowance is provided against deferred income tax assets in circumstances where management believes the recoverability of a portion of the assets is not more likely than not. The Company has provided a full valuation allowance against its net deferred tax assets as of December 31, 2011 and 2010.

  Investments

        The investments balance of $3,405,807 as of December 31, 2011 and 2010 consists of the Company's investments that are recorded using the cost method, and substantially represents the Company's investment in Ceregene, Inc., a privately held biotechnology company (Ceregene). As a result of the Company's merger with Cell Genesys, the Company acquired a minority investment in Ceregene. The Company has recorded its investment using the cost method, as no active market exists for this investment, and the Company does not possess significant influence over operating and financial policies of Ceregene, although the Company by virtue of its stock ownership of Ceregene has the right to designate one member on the Ceregene board of directors. During 2010, the Company recorded a $286,000 impairment on this investment. Such impairment was based on a third-party investment in Ceregene in 2010.

        The valuation of investments accounted for under the cost method is based on all available financial information related to the investee, including valuations based on recent third party equity investments in the investee. If an unrealized loss on any investment is considered to be other-than-temporary, the loss is recognized in the period the determination is made. All investments are reviewed for changes in circumstances or occurrence of events that suggest the investment may not be recoverable. The fair value of the cost method investments are not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investments and it is not practicable to estimate the fair value of the investments.

  Recent Accounting Pronouncements

        In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS)." This pronouncement was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This pronouncement is effective for reporting periods beginning on or after December 15, 2011, with early adoption prohibited. The new guidance will require prospective application. The Company will adopt this guidance at the beginning of its first quarter of 2012. Adoption of this guidance is not expected to have a material impact on the Company's financial position, results of operations or cash flows.

LIQUIDITY AND CAPITAL RESOURCES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
LIQUIDITY AND CAPITAL RESOURCES
LIQUIDITY AND CAPITAL RESOURCES

3. LIQUIDITY AND CAPITAL RESOURCES

        Substantially all of the Company's revenue to date has been derived from upfront, milestone and royalty payments earned on licensing transactions and from subcontracts. The Company's business operations to date have consisted mostly of licensing and research and development activities. The Company itself has not introduced commercially any products. To date, the Company has used primarily equity financings, and to a lesser extent, licensing income, interest income and the cash received from its 2009 merger with Cell Genesys, Inc. (Cell Genesys), to fund its ongoing business operations and short-term liquidity needs.

        As of September 30, 2012, the Company had $38,049,095 of cash and cash equivalents. As of September 30, 2012, the Company had outstanding $8,277,850 in aggregate principal amount of its 3.125% convertible senior notes due May 1, 2013. In August 2012, the Company completed an offering of an aggregate of 2,359,932 shares of the Company's common stock and warrants to purchase an aggregate of 1,179,966 shares of the Company's common stock, resulting in net proceeds of $3,268,798, after deducting placement agent fees and other offering expenses. See Note 7, "Stockholders' Equity," for additional discussion regarding the August 2012 registered direct offering.

        Absent the receipt of any additional licensing income or financing, the Company expects its cash and cash equivalents balance to decrease as the Company continues to use cash to fund its operations. Assuming the Company's pending merger with ANIP Acquisition Company d/b/a ANI Pharmaceuticals, Inc. (ANI) is completed during the first quarter of 2013 (see Note 10, "Subsequent Events"), the Company expects its cash and cash equivalents as of September 30, 2012 to meet the Company's liquidity requirements through at least the Company's anticipated closing of the merger, including the requirement under our merger agreement to have at least $17 million of net cash (as defined in the merger agreement) available upon the closing of the merger. If the Company's pending merger with ANI is not completed, the Company will need to reevaluate its strategic alternatives, which may include a sale of the company, liquidation of the company or other strategic transaction. The Company's liquidity position will be dependent upon the strategic alternative selected; however, assuming the Company does not enter into another strategic transaction, and assuming the Company decides not to commence the two new efficacy trials for LibiGel, the Company expects its cash and cash equivalents as of September 30, 2012 will be sufficient to meet the Company's liquidity requirements for at least the next 3-5 years. Additional financing would be required should the Company decide to commence the two new efficacy trials for LibiGel. These estimates may prove incorrect or the Company, nonetheless, may choose to raise additional financing earlier.

        The Company does not have any existing credit facilities under which the Company could borrow funds. In the event that the Company would require additional working capital to fund future operations, the Company could seek to acquire such funds through additional equity or debt financing arrangements. If the Company raises additional funds by issuing equity securities, the Company's stockholders may experience dilution. Debt financing, if available, may involve covenants restricting the Company's operations or the Company's ability to incur additional debt. There is no assurance that any financing transaction will be available on terms acceptable to the Company, or at all. As an alternative to raising additional financing, the Company may choose to attempt to license one or more of its products or technologies to a third party who may finance a portion or all of the continued development and, if approved, commercialization of that licensed product, sell certain assets or rights under the Company's existing license agreements. In addition, from time to time, the Company may purchase, exchange or restructure its outstanding convertible senior notes through cash purchases and/or exchanges for other equity securities of the Company, in open market purchases, privately negotiated transactions and/or a tender offer. Such purchases, exchanges or restructurings, if any, will depend on prevailing market conditions, the Company's available cash and cash equivalents, the Company's liquidity requirements, contractual restrictions and other factors. Such purchases, exchanges or restructurings could dilute the percentage ownership of the Company's stockholders, result in the issuance of securities at a discount to market price or that may have rights, preferences or privileges senior to those of the Company's existing stockholders and/or decrease the Company's cash balance. A significant decrease in the Company's cash balance, together with an inability to raise additional financing when needed, may impair the Company's ability to complete its proposed merger with ANI, execute other strategic alternatives or leave the Company without sufficient cash remaining for operations.

        The Company can provide no assurance that additional financing, if needed, will be available on terms favorable to the Company, or at all. This is particularly true if investors are not confident in the Company's business and future prospects, the future value of the Company and/or economic and market conditions deteriorate. In addition, the Company's ability to raise additional financing is limited by the terms of its agreement and plan of merger with ANI. See Note 10, "Subsequent Events." If adequate funds are not available or are not available on acceptable terms when the Company needs them, the Company may need to reduce its operating costs or the Company may be forced to complete other strategic alternatives, such as winding down its operations and liquidating the Company. In such case, the Company's stockholders could lose some or all of their investment.

3. LIQUIDITY AND CAPITAL RESOURCES

        Substantially all of the Company's revenue to date has been derived from upfront, milestone and royalty payments earned on licensing transactions and from subcontracts. The Company's business operations to date have consisted mostly of licensing and research and development activities and the Company expects this to continue for the immediate future. The Company has not introduced commercially any products. If and when the Company's products for which it has not entered into marketing relationships receive FDA approval, the Company may begin to incur other expenses, including sales and marketing related expenses if it chooses to market the products itself.

        During 2011, the Company raised approximately $68.9 million in net proceeds, after deducting placement agent fees, underwriters' discounts, commissions and other offering expenses, through the sale of common stock in an underwritten public offering and common stock and warrants in a registered direct offering, as more fully described in Note 9, "Stockholders' Equity."

        As of December 31, 2011, the Company had $57.2 million of cash and cash equivalents. Absent the receipt of any additional licensing income or financing, the Company expects its cash and cash equivalents balance to decrease as the Company continues to use cash to fund its operations, including in particular its LibiGel Phase III safety study if the Company decides to continue such study. As of March 12, 2012, the Company has $11.8 million in aggregate principal amount of 3.125% convertible senior notes due May 1, 2013 outstanding. In February 2012, the Company issued an aggregate of approximately 1.9 million shares of its common stock to one of the holders of the Company's 3.125% convertible senior notes due May 1, 2013 in exchange for cancellation of $9.0 million in aggregate principal amount of such notes, including accrued and unpaid interest. Assuming the Company continues its LibiGel Phase III safety study, the Company expects its cash and cash equivalents as of December 31, 2011 to meet its liquidity requirements through mid 2013. If the Company terminates its LibiGel Phase III safety study and assuming that the Company does so during the second quarter of 2012 and assuming no other corporate product development and activities, the Company expects its cash and cash equivalents to meet its liquidity requirements through late 2014. These estimates may prove incorrect or the Company, nonetheless, may choose to raise additional financing earlier.

        The Company's future capital requirements will depend upon numerous factors, including:

  •
  the progress, timing, cost and results of the Company's preclinical and clinical development programs, including in particular if the Company decides to continue its LibiGel Phase III safety study;
  •
  whether the Company in-licenses additional new products that require further development;

  •
  the cost, timing and outcome of regulatory actions with respect to the Company's products;

  •
  the Company's ability to obtain value from its current products and technologies and its ability to out-license its products and technologies to third parties for development and commercialization and the terms of such out-licensings;

  •
  the Company's ability to acquire or in-license additional new products and technologies and the costs and expenses of such acquisitions or licenses;

  •
  the timing and amount of any royalties, milestone or other payments that the Company may receive from or be obligated to pay to current and potential licensors, licensees and other third parties;

  •
  the costs of preparing, filing, prosecuting, maintaining and enforcing patent claims and other intellectual property rights;

  •
  the emergence of competing products and technologies, and other adverse market developments;

  •
  the perceived, potential and actual commercial success of the Company's products;

  •
  the outstanding principal amount of the Company's 3.125% convertible senior notes due May 1, 2013 that are scheduled to mature and become due and payable on May 1, 2013 and the Company's ability to avoid a "fundamental change" or an "event of default" under the indenture governing such notes, which may cause such notes to become due and payable prior to their maturity date on May 1, 2013;

  •
  the Company's operating expenses;

  •
  the success, progress, timing and costs of the Company's business development efforts to implement business collaborations, licenses and other business combinations or transactions, and the Company's efforts to evaluate various strategic alternatives available with respect to its products and the Company; and

  •
  the resolution of the Company's pending purported class action litigation.

        The Company does not have any existing credit facilities under which the Company could borrow funds. In the event that the Company would require additional working capital to fund future operations, the Company could seek to acquire such funds through additional equity or debt financing arrangements. If the Company raises additional funds by issuing equity securities, the Company's stockholders may experience dilution. Debt financing, if available, may involve covenants restricting the Company's operations or the Company's ability to incur additional debt. There is no assurance that any financing transaction will be available on terms acceptable to the Company, or at all. As an alternative to raising additional financing, the Company may choose to license one or more of its products or technologies to a third party who may finance a portion or all of the continued development and, if approved, commercialization of that licensed product, sell certain assets or rights under the Company's existing license agreements or enter into other business collaborations or combinations, including the possible sale of the Company. In addition, from time to time, the Company may purchase, exchange or restructure its outstanding convertible senior notes through cash purchases and/or exchanges for other equity securities of the Company, in open market purchases, privately negotiated transactions and/or a tender offer. Such additional purchases, exchanges or restructurings, if any, will depend on prevailing market conditions, the Company's available cash and cash equivalents, the Company's liquidity requirements, contractual restrictions and other factors. Such future purchases, exchanges or restructurings could dilute the percentage ownership of the Company's stockholders, result in the issuance of securities at a discount to market price or that may have rights, preferences or privileges senior to those of the Company's existing stockholders and/or decrease the Company's cash balance. A significant decrease in the Company's cash balance may impair the Company's ability to execute strategic alternatives or leave the Company without sufficient cash remaining for operations.

        The announcement of the results of the Company's LibiGel Phase III efficacy trials has significantly depressed the trading price of the Company's common stock and if the Company terminates its LibiGel Phase III safety study, the trading price of the Company's common stock could be depressed further and affect adversely the Company's ability to raise additional capital. The decrease in the trading price of the Company's common stock has resulted in the bid price for the Company's common stock failing to meet the minimum $1.00 per share required for continued inclusion on The NASDAQ Global Market. The Company has until July 30, 2012 to regain compliance with the minimum bid price requirement. In order to regain compliance, shares of the Company's common stock must maintain a minimum bid closing price of at least $1.00 per share for a minimum of 10 consecutive business days. If the Company does not regain compliance by July 30, 2012, the Company may transfer its common stock listing to The NASDAQ Capital Market and be eligible for an additional 180-day grace period if the Company meets the market value of publicly held shares requirement for continued listing and all other initial inclusion requirements for listing on The NASDAQ Capital Market, other than the minimum bid price requirement. In order to be afforded the additional 180-day compliance period, the Company also would need to provide NASDAQ written notice of the Company's intention to cure the minimum bid price deficiency during the second compliance period by effecting a reverse stock split, if necessary. If the Company does not indicate its intent to cure the deficiency or if it does not appear to NASDAQ that it is possible for the Company to cure the deficiency, the Company will not be eligible for the second 180-day grace period and its common stock will be subject to delisting, which delisting determination the Company may appeal to a hearings panel at that time. A delisting of the Company's common stock from NASDAQ or even the transfer of the Company's common stock listing to The NASDAQ Capital Market could result in further decreases in the trading price of the Company's common stock and, among other things, could harm the Company's ability to raise financing.

        In addition, the announcement of the results of the Company's LibiGel Phase III efficacy trials has resulted in pending purported class action litigation of which the Company, along with its President and Chief Executive Officer, are defendants, which litigation is described in more detail in Note 13, "Commitments and Contingencies". While the Company believes the actions are without merit and intends to defend the actions vigorously, such litigation could divert management's attention, harm the Company's business and/or reputation and result in significant liabilities, as well as harm the Company's ability to raise financing.

        The Company can provide no assurance that additional financing, if needed, will be available on terms favorable to the Company, or at all. This is particularly true if investors are not confident in the future value of the Company, the Company loses the NASDAQ listing of its common stock and/or economic and market conditions deteriorate. If adequate funds are not available or are not available on acceptable terms when the Company needs them, the Company may need to cut its operating costs further or the Company may be forced to explore other strategic alternatives, such as selling or merging the Company or winding down its operations and liquidating the Company. In such case, the Company's stockholders could lose some or all of their investment.

ACQUISITION OF NET ASSETS OF CELL GENESYS	12 Months Ended
Dec. 31, 2011
ACQUISITION OF NET ASSETS OF CELL GENESYS
ACQUISITION OF NET ASSETS OF CELL GENESYS

4. ACQUISITION OF NET ASSETS OF CELL GENESYS

        On October 14, 2009, the Company acquired 100 percent of the common stock of Cell Genesys in a direct merger transaction. The merger was accounted as an acquisition of the net assets of Cell Genesys, whereby the individual assets and liabilities of Cell Genesys were recorded by the Company as of the completion of the merger based on their estimated fair values. As Cell Genesys had ceased substantially its operations prior to the date of the transaction, the merger was not considered to be a business combination, and the allocation of the purchase price did not result in recognition of goodwill. The total purchase price is allocated to the acquired assets and assumed liabilities of Cell Genesys based on their estimated relative fair values as of the merger closing date. The table below displays the purchase price of the merger.

Fair value of BioSante common stock issued (3,369,967 shares)	$36,800,043
Transaction costs of BioSante	2,431,252

Total purchase price	$39,231,295

        The total purchase price was allocated as follows:

Cash	$24,746,346
Investment in Ceregene	3,486,000
In-process research and development	9,000,000
Receivables, equipment and other assets	293,658
Accounts payable and accrued liabilities	1,777,323
Convertible senior notes	16,709,580

Total net assets acquired	$19,039,101

        In addition to the $24.7 million in cash acquired, the Company obtained, as a result of the merger, the rights to all in-process research and development of Cell Genesys, which included a portfolio of cancer vaccines and other technologies. The $9.0 million value attributed to this portfolio was expensed as of the date of the acquisition as acquired in-process technology, as it was considered to have no alternative future use. The $20.2 million representing the premium of the total value of consideration in excess of fair values of the net assets acquired also was expensed as of the date of the acquisition.

        In addition, as a result of the merger, the Company assumed $1.2 million in aggregate principal amount of 3.125% convertible senior notes due November 1, 2011 and $20.8 million in aggregate principal amount of 3.125% convertible senior notes due May 1, 2013 issued by Cell Genesys. As a result of the merger and in accordance with the terms of the indentures governing the 3.125% convertible senior notes due May 1, 2013 as supplemented by supplemental indentures entered into between the Company and the trustees thereunder, such notes became convertible into an aggregate of 931,093 shares of the Company's common stock at a conversion price of $22.32 per share, in each case subject to adjustments for stock dividends, stock splits, and other similar events. For more details see Note 7, "Convertible Senior Notes."

LICENSE AGREEMENTS	12 Months Ended
Dec. 31, 2011
LICENSE AGREEMENTS
LICENSE AGREEMENTS

5. LICENSE AGREEMENTS

  Gel Products

        The Company licensed the technology underlying LibiGel and Elestrin, but not its male testosterone gel, from Antares Pharma, Inc. (Antares). Under the agreement, Antares granted the Company an exclusive license to certain patents and patent applications covering these gel products, including rights to sublicense, in order to develop and market the products in certain territories. Under the agreement, the Company is required to pay Antares certain development and regulatory milestone payments and royalties based on net sales of any products the Company or any sub-licensee sells incorporating the in-licensed technology. The patents covering the formulations used in these gel products are expected to expire in 2022 and 2028. The Company's male testosterone gel was developed and is fully-owned by the Company and is not covered under the Antares license.

  GVAX Cancer Vaccine Technology

        The Company owns development and commercialization rights to its GVAX cancer vaccine technology as a result of its transaction with Cell Genesys. The original core patent applications covering the cancer vaccine technology were licensed exclusively to Cell Genesys from Johns Hopkins University and The Whitehead Institute for Biomedical Research in 1992. Rights to additional patents and patent applications were licensed from Johns Hopkins University in 2001. The patents are expected to expire between 2012 and 2026. Under the various agreements, the Company is required to pay Johns Hopkins University and The Whitehead Institute for Biomedical Research certain development and regulatory milestone payments and royalties based on net sales of any products the Company or any sub-licensee sells incorporating the in-licensed technology.

  The Pill Plus

        The Company licensed the technology underlying its triple component contraceptive, or The Pill Plus, from Wake Forest University Health Sciences and Cedars-Sinai Medical Center. The financial terms of this license include regulatory milestone payments, maintenance payments and royalty payments by the Company if a product incorporating the licensed technology gets approved and subsequently is marketed. The patents covering the technology underlying The Pill Plus are expected to expire in 2016.

  Other License Agreements

        The Company has entered into several other license agreements in which the Company has out-licensed certain of the rights and technologies the Company has licensed. Under these agreements, the Company typically is entitled to receive royalty payments on any sales of the products and, in some cases, may be entitled to receive certain development and regulatory milestones.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT

        Property and equipment, net of accumulated depreciation at December 31, 2011 and 2010 consists of the following:

	2011	2010
Computer equipment	$520,647	$417,840
Office equipment	388,659	163,653
Equipment	378,147	500,130

	1,287,453	1,081,623
Accumulated depreciation and amortization	(426,089)	(445,847)

	$861,364	$635,776

        There was no construction in progress as of December 31, 2011 or December 31, 2010.

CONVERTIBLE SENIOR NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
CONVERTIBLE SENIOR NOTES
CONVERTIBLE SENIOR NOTES

5. CONVERTIBLE SENIOR NOTES

        The Company has outstanding 3.125% convertible senior notes due May 1, 2013 (the 2013 Notes). The aggregate principal amount of the 2013 Notes outstanding at September 30, 2012 was $8,277,850. In February 2012, the Company issued 1,868,055 shares of its common stock to one of the holders of the 2013 Notes in exchange for the cancellation of $9,000,000 in aggregate principal amount of such notes and the related accrued and unpaid interest of $79,024. In July 2012, the Company issued an aggregate of 1,784,070 shares of its common stock to two of the holders of the 2013 Notes in exchange for the cancellation of $3,504,150 in aggregate principal amount of such notes and accrued and unpaid interest of $20,686. Non-cash fair value adjustments of $(2,545,530) and $(611,621) were recorded during the first and third quarters of 2012 as a result of the cancellation of such notes. The fair value adjustment recorded upon the cancellation of the 2013 Notes is primarily attributable to the time value effect of settling these obligations at a date prior to the stated maturity of the 2013 Notes.

        The remaining $8,277,850 aggregate principal amount of the 2013 Notes are exchangeable at the option of the holder or upon certain specified events into an aggregate of approximately 370,871 shares of the Company's common stock at a conversion price of $22.32 per share. The 2013 Notes are general, unsecured obligations of the Company and are described in Note 7 to the Company's financial statements for the year ended December 31, 2011. As of September 30, 2012, the 2013 Notes were not eligible for redemption. The indenture governing the 2013 Notes, as supplemented by the supplemental indenture, does not contain any financial covenants and does not restrict the Company from paying dividends, incurring additional debt or issuing or repurchasing the Company's other securities. In addition, the indenture, as supplemented by the supplemental indenture, does not protect the holders of the 2013 Notes in the event of a highly leveraged transaction or a fundamental change of the Company except in certain circumstances specified in the indenture.

        As described in Note 3, "Liquidity and Capital Resources," from time to time, the Company may purchase, exchange or restructure its outstanding 2013 Notes through cash purchases and/or exchanges for other equity securities of the Company, in open market purchases, privately negotiated transactions and/or a tender offer.

        The Company has elected to record the 2013 Notes at fair value in order to simplify the accounting for the convertible debt, inclusive of the redemption, repurchase and conversion adjustment features which otherwise would require specialized valuation, bifurcation and recognition. Accordingly, the Company has adjusted the carrying value of the 2013 Notes to their fair value as of September 30, 2012, with changes in the fair value of the 2013 Notes occurring since December 31, 2011, reflected in fair value adjustment in the unaudited condensed statements of operations. As described in Note 9, "Fair Value Measurements," the fair value of the 2013 Notes is based on Level 2 inputs. The recorded fair value of the 2013 Notes of an aggregate of $7,593,216 as of September 30, 2012 differs from their total stated aggregate principal amount of $8,277,850 as of such date by $684,634. During the nine months ended September 30, 2012, the Company recorded a fair value adjustment of $(4,037,797) related to the 2013 Notes that were converted to common stock during 2012 or that remained outstanding as of September 30, 2012, that for the nine months ended September 30, 2012 increased the recorded liability and corresponding expense. For the nine months ended September 30, 2011, the Company recorded a fair value adjustment of $(1,929,000) that increased the recorded liability and corresponding expense, respectively.

        For the nine months ended September 30, 2012 and 2011, approximately $(41,000) and $230,000, respectively, of the fair value adjustment was attributable to the change in instrument specific credit risk. The change in the aggregate fair value of the 2013 Notes due to instrument specific credit risk for the nine months ended September 30, 2012 was estimated by calculating the difference between the September 30, 2012 fair value of the 2013 Notes as recorded and what the fair value of the 2013 Notes would have been on September 30, 2012 if the December 31, 2011 discount rate continued to be used in the calculation.

        The instrument specific credit risk for both periods has increased the fair value of the 2013 Notes as market borrowing rates have decreased for similarly rated companies and are estimated to have decreased for the Company as well, indicating a lower credit spread assuming no significant changes in the risk-free borrowing rate.

        The Company establishes the value of the 2013 Notes based upon contractual terms of the 2013 Notes, as well as certain key assumptions.

        The assumptions as of September 30, 2012 were:

Average risk-free rate	0.14%
Volatility of BioSante common stock	90.0%
Discount rate for principal payments in cash	19.6%

        The discount rate is based on observed yields as of the measurement date for debt securities of entities having a Ca and Caa3 rating for long-term corporate obligations as assigned by Moody's Investors Service. Volatility is based on the historical fluctuations in the Company's stock price for a period of time equal to the remaining time until the debt maturity. The risk-free rate is based on observed yields as of the measurement date of six month and one-year U.S. Treasury Bonds.

7. CONVERTIBLE SENIOR NOTES

        As a result of the Company's merger with Cell Genesys, the Company assumed liabilities related to two series of convertible senior notes of Cell Genesys—$1,234,000 aggregate principal amount of 3.125% convertible senior notes due November 1, 2011 (the 2011 Notes) and $20,782,000 aggregate principal amount of 3.125% convertible senior notes due May 1, 2013 (the 2013 Notes and collectively with the 2011 Notes, the Notes). The conversion features of the Notes were adjusted for the exchange ratio used in the merger, as described in Note 9, "Stockholders' Equity."

        Immediately prior to November 1, 2011, the Company repaid in its entirety the outstanding aggregate principal amount of the 2011 Notes and all accrued interest thereon through such date. As of December 31, 2011, the 2013 Notes remained outstanding. In February 2012, the Company issued 1.9 million shares of its common stock to one of the holders of the 2013 Notes in exchange for cancellation of an aggregate of $9.0 million principal amount of such notes, including accrued and unpaid interest. The $11.8 million principal amount of the remaining 2013 Notes are exchangeable at the option of the holder or upon certain specified events into an aggregate of approximately 0.5 million shares of the Company's common stock at a conversion price of $22.32 per share. The 2013 Notes are our general, unsecured obligations, ranking equally with all of the Company's existing and future unsubordinated, unsecured indebtedness and senior in right of payment to any subordinated indebtedness, but are effectively subordinated to all of the Company's existing and future secured indebtedness to the extent of the value of the related security, and structurally subordinated to all existing and future liabilities and other indebtedness of the Company's subsidiaries. The 2013 Notes are subject to repurchase by the Company at each holder's option, if a fundamental change (as defined in the indenture) occurs, at a repurchase price equal to 100 percent of the principal amount of the 2013 Notes, plus accrued and unpaid interest on the repurchase date and are subject to redemption for cash by the Company, in whole or in part, at a redemption price equal to 100 percent of the principal amount of such notes plus accrued and unpaid interest to the redemption date, if the closing price of the Company's common stock has exceeded 150 percent of the conversion price then in effect with respect to such notes for at least 20 trading days in any period of 30 consecutive trading days ending on the trading day prior to the mailing of the notice of redemption. As of December 31, 2011, the 2013 Notes were not eligible for redemption. The indenture governing the 2013 Notes, as supplemented by the supplemental indenture, does not contain any financial covenants and does not restrict the Company from paying dividends, incurring additional debt or issuing or repurchasing the Company's other securities. In addition, the indenture, as supplemented by the supplemental indenture, does not protect the holders of the 2013 Notes in the event of a highly leveraged transaction or a fundamental change of the Company except in certain circumstances specified in the indenture.

        From time to time, the Company may purchase, exchange or restructure its outstanding 2013 Notes through cash purchases and/or exchanges for other equity securities of the Company, in open market purchases, privately negotiated transactions and/or a tender offer. Such additional purchases, exchanges or restructurings, if any, will depend on prevailing market conditions, the Company's available cash and cash equivalents, the Company's liquidity requirements, contractual restrictions and other factors. Such future purchases, exchanges or restructurings could dilute the percentage ownership of the Company's stockholders, result in the issuance of securities at a discount to market price or that may have rights, preferences or privileges senior to those of the Company's existing stockholders and/or decrease the Company's cash balance. A significant decrease in the Company's cash balance may impair the Company's ability to execute strategic alternatives or leave the Company without sufficient cash remaining for operations.

        The Company has elected to record the Notes at fair value in order to simplify the accounting for the convertible debt, inclusive of the redemption, repurchase and conversion adjustment features which would otherwise require specialized valuation, bifurcation and recognition. Accordingly, the Company has adjusted the carrying value of the Notes to their fair value as of December 31, 2011, with changes in the fair value of the Notes occurring since December 31, 2010, reflected in fair value adjustment in the statements of operations. The fair value of the Notes is based on Level 2 inputs. The recorded fair value of the Notes of an aggregate of $17,336,760 as of December 31, 2011 differs from their total stated principal amount of $20,782,000 by $3,445,240. The recorded value of the Notes of an aggregate of $18,547,333 as of December 31, 2010 differs from their total stated principal amount of $22,016,000 by $3,468,667. The Company recorded fair value adjustments of $(23,427) and $(1,870,916) related to the Notes for the years ended December 31, 2011 and 2010, respectively, to increase its recorded liability and corresponding expense in 2011 and 2010.

        For the year ended December 31, 2010, approximately $184,000 of the fair value adjustment was attributable to the change in instrument specific credit risk. There was no significant change in the fair value of the convertible senior notes due to a change in instrument specific credit risk for the years ended December 31, 2011 or 2009. The change in the aggregate fair value of the Notes due to instrument specific credit risk was estimated by calculating the difference between the December 31, 2010 fair value of the Notes as recorded and what the fair value of the convertible notes would have been on December 31, 2010 if the December 31, 2009 discount rate continued to be used in the calculation. The instrument specific credit risk for the year ended December 31, 2010 has increased the fair value of the Notes as market borrowing rates have decreased for similarly rated companies and are estimated to have decreased for the Company as well, indicating a lower credit spread assuming no significant changes in the risk-free borrowing rate.

        The Company establishes the value the convertible senior notes based upon contractual terms of the notes, as well as certain key assumptions.

        The assumptions as of December 31, 2011 were:

2013 Notes
Average risk-free rate	0.19%
Volatility of BioSante common stock	77.4%
Discount rate for principal payments in cash	18.5%

        The assumptions as of December 31, 2010 were:

	2013 Notes	2011 Notes
Average risk-free rate	0.82%	0.29%
Volatility of BioSante common stock	78.7%	61.0%
Discount rate for principal payments in cash	17.0%	17.0%

        The discount rate is based on observed yields as of the measurement date for debt securities of entities having a Ca and Caa3 rating for long-term corporate obligations as assigned by Moody's Investors Service. Volatility is based on the historical fluctuations in the Company's stock price for a period of time equal to the remaining time until the debt maturity. The risk-free rate is based on observed yields as of the measurement date of one-year, two-year and three-year U.S. Treasury Bonds.

        The following table represents the scheduled maturities of required principal payments by year related to the convertible senior notes at December 31, 2011:

2012	$—
2013	20,782,000

Total	$20,782,000

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

8. INCOME TAXES

        The Company has analyzed its filing positions in all significant federal and state jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The Company's U.S. and state tax returns remain subject to examination for the year ended 1998 and all subsequent periods due to the availability of tax loss and credit carryforwards. The Company determined there are no uncertain tax positions existing as of December 31, 2011 or 2010.

        The components of the Company's net deferred tax asset at December 31, 2011 and 2010 were as follows:

	2011	2010
Net operating loss carryforwards	$63,969,813	$46,071,206
Tax basis in intangible assets	4,095,269	4,452,360
Deferred financing costs for tax	7,010,462	7,001,619
Research & development credits	8,266,610	5,796,148
Stock option expense	2,754,981	2,310,405
Other	448,140	25,955

	86,545,275	65,657,693
Valuation allowance	(86,545,275)	(65,657,693)

	$—	$—

        The Company has no current tax provision due to its current and accumulated losses, which result in net operating loss carryforwards. At December 31, 2011, the Company had approximately $169,456,000 of net operating loss carryforwards that are available to reduce future taxable income for a period of up to 20 years. The net operating loss carryforwards expire in the years 2018-2031 and their utilization in future years may be limited as prescribed by Section 382 of the United States Internal Revenue Code. The net operating loss carryforwards as well as amortization of various intangibles, principally acquired in-process research and development, and other items have generated deferred tax benefits, which have been recorded as deferred tax assets and are entirely offset by a tax valuation allowance. The valuation allowance has been provided at 100% to reduce the deferred tax assets to zero, which is the amount management believes is more likely than not to be realized. Additionally, the Company has provided a full valuation allowance against $8,266,610 of research and development credits, which are available to reduce future income taxes, if any in the future. The research and development credits expire in the years 2018-2031.

        The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate of 34.5% to pre-tax income as follows:

	2011	2010	2009
Tax at U.S. federal statutory rate	$(17,804,934)	$(15,937,695)	$(16,397,080)
State taxes, net of federal benefit	(1,677,276)	(1,501,377)	(1,544,652)
Research and development credits	(1,537,863)	(966,941)	(515,235)
Other, net	132,491	133,932	17,718
Change in valuation allowance	20,887,582	18,272,081	18,439,249

	$—	$—	$—

STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

7. STOCKHOLDERS' EQUITY

        During the nine months ended September 30, 2012, the Company issued an aggregate of 3,652,125 shares of its common stock to holders of the 2013 Notes in exchange for the cancellation of $12,504,150 in aggregate principal amount of such notes and accrued and unpaid interest of $99,710. See Note 5, "Convertible Senior Notes" for information regarding the 2013 Notes.

        In August 2012, the Company completed an offering of 2,359,932 shares of its common stock and warrants to purchase an aggregate of 1,179,966 shares of its common stock at a purchase price of $1.4725 per share to one institutional investor for gross proceeds of $3,475,000. The offering resulted in net proceeds to the Company of $3,268,798, after deducting placement agent fees and offering expenses. The warrants are exercisable immediately and continue for a period of 5 years, at an exercise price of $1.50 per share. The number of shares issuable upon exercise of the warrants and the exercise price of the warrants are adjustable in the event of stock splits, combinations and reclassifications, but not in the event of the issuance of additional securities. On September 20, 2012, warrants from the August 2012 offering to purchase an aggregate of 140,712 shares of common stock were exercised resulting in proceeds of $211,068 to the Company.

        On May 30, 2012, the Company's stockholders approved an amendment to the Company's Restated Certificate of Incorporation to effect a reverse split of the Company's outstanding shares of common stock and class C special stock in the discretion of the Company's Board of Directors at an exchange ratio of not less than one-for-two and not more than one-for-ten. On June 1, 2012, the Board of Directors of the Company effected a one-for-six reverse split of the Company's outstanding shares of common stock and class C special stock. No fractional shares were issued as a result of the reverse stock split, and stockholders who otherwise would have been entitled to a fractional share received, in lieu thereof, a cash payment based on the closing sale price of BioSante's common stock on June 1, 2012. The total cash payment for fractional shares was $658. The reverse stock split did not change the number of authorized shares of the Company's common stock or class C special stock or the par value of the Company's common stock or class C special stock, but because the number of authorized shares of the Company's common stock and class C special stock was not affected, the effect of the reverse stock split was to increase the number of authorized but unissued shares of the Company's common stock and class C special stock. The primary purpose of the reverse stock split was to increase the Company's ability to maintain the listing of its common stock on The NASDAQ Global Market.

9. STOCKHOLDERS' EQUITY

  Authorized and Outstanding Capital Stock

        The Company is authorized to issue 200,000,000 shares of common stock, $0.0001 par value per share, 4,687,684 shares of class C special stock, $0.0001 par value per share, and 10,000,000 shares of undesignated preferred stock, $0.0001 par value per share.

        No shares of preferred stock were outstanding as of December 31, 2011 or 2010.

        There were 65,214 shares of class C special stock issued and outstanding as of December 31, 2011 and 2010. Each share of class C special stock entitles its holder to one vote per share. Each share of class C special stock is exchangeable, at the option of the holder, for one share of the Company's common stock, at an exchange price of $15.00 per share, subject to adjustment upon certain capitalization events. Holders of class C special stock are not entitled to receive dividends or to participate in the distribution of the Company's assets upon any liquidation, dissolution or winding-up of the Company. The holders of class C special stock have no cumulative voting, preemptive, subscription, redemption or sinking fund rights.

        There were 18,269,754 and 13,565,188 shares of common stock issued and outstanding as of December 31, 2011 and 2010, respectively. The Company has presented the par values of its common stock and the related additional paid in capital on a combined basis for all periods presented.

  Underwritten Public Offering

        On August 2, 2011, the Company completed an underwritten public offering of an aggregate of 2.7 million shares of its common stock at a purchase price of $18.00 per share, resulting in net proceeds of approximately $45.0 million, after underwriters' discounts, commissions and offering expenses.

  Registered Direct Offerings

        On March 8, 2011, the Company completed a registered direct offering of 2,033,247 shares of its common stock and warrants to purchase an aggregate of 711,636 shares of its common stock at a purchase price of $12.3678 per share to institutional investors for gross proceeds of $25.1 million. The offering resulted in net proceeds to the Company of $23.9 million, after deducting placement agent fees and offering expenses. The warrants are exercisable immediately and continuing for a period of three years, at an exercise price of $13.50 per share. In connection with the offering, the Company issued the placement agent warrants to purchase an aggregate of 40,665 shares of the Company's common stock at an exercise price of $15.48 per share, which warrants are exercisable immediately and will expire on June 9, 2014.

        On March 8, 2010, the Company completed a registered direct offering of an aggregate of 1,734,104 shares of its common stock and warrants to an aggregate of 867,052 shares of its common stock, at a purchase price of $10.38 per share to funds affiliated with two institutional investors resulting in net proceeds to the Company of approximately $17.5 million, after deducting placement agent fees and other offering expenses. The warrants are exercisable beginning on September 9, 2010, have an exercise price of $12.48 per share and will expire on September 8, 2015. In connection with the offering, the Company issued the placement agent warrants to purchase an aggregate of 34,682 shares of the Company's common stock at an exercise price of $12.96 per share, which warrants are exercisable beginning on September 8, 2010 and will expire on June 9, 2014.

        On June 23, 2010, the Company completed a registered direct offering of 1,189,061 shares of its common stock and warrants to purchase an aggregate of 594,530 shares of its common stock at a purchase price of $12.615 per share to funds affiliated with certain institutional investors for gross proceeds of $15.0 million. The offering resulted in net proceeds to the Company of approximately $14.1 million, after deducting placement agent fees and offering expenses. The warrants are exercisable immediately, have an exercise price of $14.70 per share and will expire on June 23, 2015. In connection with the offering, the Company issued the placement agent warrants to purchase an aggregate of 35,671 shares of the Company's common stock at an exercise price of $15.78 per share, which warrants are exercisable immediately and will expire on June 9, 2015.

        On December 31, 2010, the Company completed a registered direct offering of 1,764,706 shares of its common stock and warrants to purchase an aggregate of 882,353 shares of its common stock at a purchase price of $10.20 per share to funds affiliated with certain institutional investors for gross proceeds of $18.0 million. The offering resulted in net proceeds to the Company of approximately $16.9 million, after deducting placement agent fees and offering expenses. The warrants are exercisable immediately, have an exercise price of $12.00 per share and expire on December 30, 2015. In connection with the offering, the Company issued the placement agent warrants to purchase an aggregate of 52,941 shares of the Company's common stock at an exercise price of $12.75, which warrants are exercisable immediately and will expire on June 9, 2015.

  Acquisition of Net Assets of Cell Genesys

        In October 2009, the Company acquired Cell Genesys in a direct merger. As a result of the merger, each share of common stock of Cell Genesys issued and outstanding immediately prior to the effective time of the merger was converted into the right to receive 0.0305 of a share of the Company's common stock. In the aggregate, the Company issued approximately 3.4 million shares of its common stock to former Cell Genesys stockholders in connection with the merger. All options to purchase shares of Cell Genesys common stock, other than certain designated options held by certain of Cell Genesys's former officers (Assumed Options), became fully vested and exercisable until immediately prior to the effective time of the merger. At the effective time of the merger, such unexercised options other than the Assumed Options terminated. The Assumed Options were assumed by the Company and will remain outstanding following the merger, but converted into and became options to purchase shares of the Company's common stock on terms substantially identical to those in effect prior to the merger, except for adjustments to the underlying number of shares and the exercise price based on the 0.0305 exchange ratio. As a result of the merger, the Assumed Options converted into options to purchase an aggregate of 39,071 shares of the Company's common stock at a weighted average exercise price of $118.38 per share. All warrants to purchase shares of Cell Genesys common stock which by their terms survived the merger (Assumed Warrants) were assumed by the Company, but were converted into and became warrants to purchase shares of the Company's common stock on terms substantially identical to those in effect prior to the merger, except for adjustments to the underlying number of shares and the exercise price based on the 0.0305 exchange ratio. As a result of the merger, these Assumed Warrants converted into warrants to purchase an aggregate of 65,874 shares of the Company's common stock at a weighted average exercise price of $235.62 per share.

        For additional discussion regarding the merger with Cell Genesys and the assets and liabilities acquired, see Note 4, "Acquisition of Net Assets of Cell Genesys."

  Convertible Senior Notes

        See Note 7, "Convertible Senior Notes" for information regarding the convertible senior notes assumed in the Cell Genesys merger.

  Warrants

        As of December 31, 2011, warrants to purchase an aggregate of 3,794,741 shares of the Company's common stock were outstanding and exercisable as of December 31, 2011:

Issue Date	Number of Underlying Shares Of Common Stock	Per Share Exercise Price	Expiration Date
December 15, 2008	50,000	$24.00	June 14, 2014
July 21, 2009	30,000	$12.00	July 20, 2012
August 13, 2009	400,000	$15.00	August 12, 2014
August 13, 2009	40,000	$15.00	June 9, 2014
October 14, 2009	65,874	$235.62	April 1, 2012
March 8, 2010	867,052	$12.48	September 8, 2015
March 8, 2010	34,682	$12.96	June 9, 2014
June 23, 2010	594,530	$14.70	June 23, 2015
June 23, 2010	35,671	$15.78	June 9, 2015
November 22, 2010	30,000	$12.00	November 21, 2013
December 30, 2010	882,353	$12.00	December 30, 2015
December 30, 2010	52,941	$12.75	June 9, 2015
March 8, 2011	670,971	$13.50	March 8, 2014
March 8, 2011	40,665	$15.48	June 9, 2014

        During 2011, the Company issued warrants to purchase an aggregate of 711,636 shares of the Company's common stock in connection with the March 2011 registered direct offering as described above. During 2011, warrants to purchase an aggregate of 1,458 shares of common stock were exercised and warrants to purchase an aggregate of 151,868 shares of the Company's common stock expired unexercised.

        During 2010, the Company issued warrants to purchase an aggregate of 2,467,230 shares of the Company's common stock in connection with registered direct offerings as described above, and warrants to purchase 30,000 shares of the Company's common stock as compensation for investor relations services as described below. During 2010, no warrants were exercised and warrants to purchase an aggregate of 127,291 shares of the Company's common stock expired unexercised.

        During 2009, the Company issued warrants to purchase an aggregate of 440,000 shares of the Company's common stock in connection with a registered direct offering, warrants to purchase an aggregate of 65,874 shares of the Company's common stock in connection with the Cell Genesys merger, and warrants to purchase 30,000 shares of the Company's common stock as compensation for investor relations services as described below. During 2009, no warrants were exercised and warrants to purchase an aggregate of 89,166 shares of the Company's common stock expired unexercised.

        In 2011, 2010 and 2009, the Company issued warrants to purchase 0, 30,000 and 30,000 shares of the Company's common stock, respectively, in consideration for various investor relations services. The warrants became exercisable on a ratable basis over a twelve-month period from the date of grant. The Company uses the Black-Scholes pricing model to value these types of warrants and remeasures the awards each quarter until the measurement date is established. For the years ended December 31, 2011, 2010 and 2009, the Company recorded $204,980, $65,529 and $64,103, respectively, in non-cash general and administrative expense pertaining to consultant warrants.

STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

6. STOCK-BASED COMPENSATION

        The Company typically grants options to purchase shares of the Company's common stock to existing employees and non-employee directors on an annual basis during the first quarter of each year and to new employees and non-employee directors throughout the year on or around the date their employment or service with the Company commences. All options are granted under the BioSante Pharmaceuticals, Inc. Amended and Restated 2008 Stock Incentive Plan (the 2008 Plan). As of September 30, 2012, approximately 981,272 shares of the Company's common stock remain available for issuance under the 2008 Plan.

        During the nine months ended September 30, 2012, the Company granted options under the 2008 Plan to purchase an aggregate of 358,582 shares of the Company's common stock to certain employees of the Company and the Company's non-employee directors with a weighted average exercise price of $4.08 per share. Options to purchase an aggregate of 105,781 shares of the Company's common stock expired and were cancelled during the nine months ended September 30, 2012. Options are granted at an exercise price equal to the closing price of the Company's common stock on the date of the grant. No options were exercised during the nine months ended September 30, 2012.

        No warrants were granted during the nine months ended September 30, 2012, other than the warrants issued in conjunction with the Company's August 2012 offering described in Note 7, "Stockholders' Equity".

10. STOCK-BASED COMPENSATION

        The Company has two stockholder-approved equity-based compensation plans under which stock options have been granted—the BioSante Pharmaceuticals, Inc. Amended and Restated 1998 Stock Plan (1998 Plan) and the BioSante Pharmaceuticals, Inc. Second Amended and Restated 2008 Stock Incentive Plan (2008 Plan) (collectively, the Plans). The 2008 Plan replaced the 1998 Plan except with respect to options outstanding under the 1998 Plan. As of December 31, 2011, the number of shares of the Company's common stock authorized for issuance under the 2008 Plan, subject to adjustment as provided in the 2008 Plan, was 1,000,000 plus the number of shares subject to options outstanding under the 1998 Plan as of the effective date of the 2008 Plan but only to the extent that such outstanding options are forfeited, expire or otherwise terminate without the issuance of such shares. Of such authorized shares, 3,416 shares had been issued and 587,666 shares were subject to outstanding stock options as of December 31, 2011.

        Outstanding employee stock options generally vest over a period of three or four years and have 10-year contractual terms. Upon exercise of an option, the Company issues new shares of its common stock. From time to time, the Company grants employee stock options that have performance condition-based vesting provisions which result in expense when such performance conditions are probable of being achieved. None of these options were outstanding as of December 31, 2011. The non-cash, stock-based compensation cost that was incurred by the Company in connection with the 1998 Plan and the 2008 Plan was $1,177,683, $992,757 and $1,254,503 for the years ended December 31, 2011, 2010 and 2009, respectively. No income tax benefit was recognized in the Company's statements of operations for stock-based compensation arrangements due to the Company's net loss position.

        The weighted average fair value of the options at the date of grant for options granted during 2011, 2010 and 2009 was $7.32, $6.66 and $6.24 per share, respectively. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2011	2010	2009
Expected option life (years)	5.5 - 6.25	6.00	6.00
Risk-free interest rate	1.175% - 2.57%	2.42%	2.74%
Expected stock price volatility	69.07% - 72.16%	76.05%	76.75%
Dividend yield	—	—	—

        The Company uses the simplified method to estimate the life of options. The risk-free interest rate used is the yield on a United States Treasury note as of the grant date with a maturity equal to the estimated life of the option. The Company calculated a volatility rate based on the closing price for its common stock at the end of each calendar month as reported by the NASDAQ Global Market. The Company has not in the past issued a cash dividend nor does it have any current plans to do so in the future; and therefore, an expected dividend yield of zero was used.

        The following table summarizes the stock option compensation expense for employees and non-employees recognized in the Company's statements of operations for each period:

	2011	2010	2009
Research and development	$423,925	$325,208	$361,773
General and administrative	753,758	667,549	892,730

Total stock-based compensation expense	$1,177,683	$992,757	$1,254,503

        A summary of activity under the Plans during the year ended December 31, 2011 is presented below:

Options	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Term	Aggregate Intrinsic Value
Outstanding December 31, 2010	619,572	$22.14	6.74	$162,892
Granted	346,541	$11.40
Exercised	3,194	$10.14
Forfeited or expired	56,059	$17.70

Outstanding December 31, 2011	906,860	$18.36	6.97	$0

Exercisable at December 31, 2011	474,671	$25.14	5.40	$0

Vested or expected to vest at December 31, 2011	879,777	$18.36	6.95	$0

        There is no aggregate intrinsic value of the Company's outstanding and exercisable options as of December 31, 2011.

        As of December 31, 2011, there was $2,089,729 of total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the Plans. The cost is expected to be recognized over a weighted-average period of 2.76 years.

        The intrinsic value of options exercised during the year ended December 31, 2011 and 2010 was $22,106 and $974, respectively. The Company did not receive a tax benefit related to the exercise of these options because of its net operating loss position. The total fair value of shares vested during the years ended December 31, 2011, 2010 and 2009 was $667,171, $764,921 and $788,461, respectively.

RETIREMENT PLAN	12 Months Ended
Dec. 31, 2011
RETIREMENT PLAN
RETIREMENT PLAN

11. RETIREMENT PLAN

        The Company offers a discretionary 401(k) Plan to all of its employees. Under the 401(k) Plan, employees may defer income on a tax-exempt basis, subject to limitations under the Internal Revenue Code of 1986, as amended. Under the 401(k) Plan, the Company may make discretionary matching contributions. Company contributions expensed in 2011, 2010 and 2009 totaled $211,494, $179,349 and $117,969, respectively.

LEASE ARRANGEMENTS	12 Months Ended
Dec. 31, 2011
LEASE ARRANGEMENTS
LEASE ARRANGEMENTS

12. LEASE ARRANGEMENTS

        The Company has entered into lease commitments for rental of its office space which expires in 2014. The future minimum lease payments during 2012, 2013 and 2014 are $236,747, $248,632 and $41,718, respectively.

        Rent expense amounted to $424,294, $338,588 and $325,093 for the years ended December 31, 2011, 2010 and 2009, respectively.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

8. COMMITMENTS AND CONTINGENCIES

  Aptar Pharma—Gel Packaging Machine

        The Company has a commitment with Aptar Pharma to purchase a gel packaging machine for $844,740. As of September 30, 2012, the Company had paid Aptar $804,132. The remaining obligation of $40,608 is due upon the shipment, assembly and calibration of the machine at a location designated by the Company. In light of the Company's pending merger with ANI (see Note 10, "Subsequent Events"), the Company is evaluating the future plans for this gel packaging machine.

  Pending Litigation

        On February 3, 2012, a purported class action lawsuit was filed in the United States District Court for the Northern District of Illinois under the caption Thomas Lauria, on behalf of himself and all others similarly situated v. BioSante Pharmaceuticals, Inc. and Stephen M. Simes naming the Company and the Company's President and Chief Executive Officer, Stephen M. Simes, as defendants. The complaint alleges that certain of the Company's disclosures relating to the efficacy of LibiGel and its commercial potential were false and/or misleading and that such false and/or misleading statements had the effect of artificially inflating the price of the Company's securities resulting in violations of Section 10(b) of the Securities Exchange Act of 1934, as amended (Exchange Act), Rule 10b-5 and Section 20(a) of the Exchange Act. Although a substantially similar complaint was filed in the same court on February 21, 2012, such complaint was voluntarily dismissed by the plaintiff in April 2012. The plaintiff seeks to represent a class of persons who purchased the Company's securities between February 10, 2010 and December 15, 2011, and seeks unspecified compensatory damages, equitable and/or injunctive relief, and reasonable costs, expert fees and attorneys' fees on behalf of such purchasers. The Company believes the action is without merit and intends to defend the action vigorously. On October 10, 2012, the District Court entered an order setting the dates on which the plaintiff's consolidated amended complaint is due and establishing a briefing schedule on the defendants' anticipated motion to dismiss. On November 6, 2012, plaintiff filed a consolidated amended complaint; the Company and Mr. Simes intend to file motions to dismiss the consolidated amended complaint on or before December 21, 2012.

        On May 7, 2012, Jerome W. Weinstein, a purported stockholder of the Company filed a shareholder derivative action in the United States District Court for the Northern District of Illinois under the caption Weinstein v. BioSante Pharmaceuticals, Inc. et al., naming the Company's directors as defendants and the Company as a nominal defendant. A substantially similar complaint was filed in the same court on May 22, 2012 and another substantially similar complaint was filed in the Circuit Court for Cook County, Illinois, County Department, Chancery Division, on June 27, 2012. The suits generally related to the same events that are the subject of the class action litigation described above. The complaints allege breaches of fiduciary duty, abuse of control, gross mismanagement and unjust enrichment as causes of action occurring from at least February 2010 through December 2011. The complaints seek unspecified damages, punitive damages, costs and disbursements and unspecified reform and improvements in the Company's corporate governance and internal control procedures. On September 24, 2012, the District Court consolidated the two cases before it and entered a stipulation and order setting the dates on which the plaintiff's consolidated amended complaint is due and establishing a briefing schedule on defendants' anticipated motions to dismiss. The Company expects a similar scheduling order to be entered in the action pending in Illinois state court.

        The lawsuits are in their early stages; and, therefore, the Company is unable to predict the outcome of the lawsuits and the possible loss or range of loss, if any, associated with their resolution or any potential effect the lawsuits may have on the Company's operations. Depending on the outcome or resolution of these lawsuits, they could have a material effect on the Company's operations, including its financial condition, results of operations, or cash flows.

        The Company is not involved in any other legal actions, however, from time to time may be subject to various pending or threatened legal actions and proceedings, including those that arise in the ordinary course of its business. Such matters are subject to many uncertainties and to outcomes that are not predictable with reasonable assurance and that may not be known for extended periods of time.

13. COMMITMENTS AND CONTINGENCIES

  Antares Pharma, Inc. License

        The Company's license agreement with Antares Pharma, Inc. requires the Company to fund the development of the licensed products, make milestone payments and pay royalties on the sales of products related to this license. In 2011, 2010 and 2009, the Company paid or accrued $335,160, $152,228 and $63,749, respectively, to Antares as a result of royalties generated by Elestrin revenues. Pursuant to a separate agreement with Antares and related to the December 2009 license amendment with Azur Pharma International II Limited (now known as Jazz Pharmaceuticals, in light of Jazz Pharmaceuticals' acquisition of Azur), the Company paid Antares an aggregate of $268,750 in February 2010, which is recorded in licensing expense.

  Wake Forest License

        In April 2002, the Company exclusively in-licensed from Wake Forest University Health Sciences and Cedars-Sinai Medical Center three issued U.S. patents claiming triple component therapy (the combination use of estrogen plus progestogen plus androgen, e.g. testosterone) and obtained an option to license the patents for triple component contraception. The financial terms of the license include an upfront payment by the Company in exchange for exclusive rights to the license and regulatory milestone payments, maintenance payments and royalty payments by the Company if a product incorporating the licensed technology gets approved and subsequently marketed. In July 2005, the Company exercised the option for an exclusive license for the three U.S. patents for triple component contraception. The financial terms of this license include an upfront payment, regulatory milestone payments, maintenance payments and royalty payments by the Company if a product incorporating the licensed technology gets approved and subsequently marketed.

        Future minimum maintenance payments due under this agreement are as follows:

Year	Minimum Amount Due
2012	$80,000
2013	80,000
2014	80,000
2015	80,000
2016	40,000
Thereafter	80,000

        Under the terms of the license agreement with the Wake Forest University Health Sciences and Cedars-Sinai Medical Center, the Company has the right to terminate the license at any time.

        The Company has agreed to indemnify, hold harmless and defend Wake Forest University Health Sciences and Cedars-Sinai Medical Center against any and all claims, suits, losses, damages, costs, fees and expenses resulting from or arising out of exercise of the license agreement, including but not limited to, any product liability claims. The Company has not recorded any liability in connection with this obligation as no events occurred that would require indemnification.

  Aptar Pharma—Gel Filling Machine

        The Company currently has a commitment with Aptar Pharma to purchase a gel filling machine for $842,740. As of December 31, 2011, the Company has paid $337,096 resulting in a remaining obligation of $505,644.

  Pending Litigation

        On February 3, 2012, a purported class action lawsuit was filed in the United States District Court for the Northern District of Illinois under the caption Thomas Lauria, on behalf of himself and all others similarly situated v. BioSante Pharmaceuticals, Inc. and Stephen M. Simes naming the Company and the Company's President and Chief Executive Officer, Stephen M. Simes, as defendants. The complaint alleges that certain of the Company's disclosures relating to the efficacy of LibiGel and its commercial potential were false and/or misleading and that such false and/or misleading statements had the effect of artificially inflating the price of the Company's securities resulting in violations of Section 10(b) of the Securities Exchange Act of 1934, as amended (Exchange Act), Rule 10b-5 and Section 20(a) of the Exchange Act. A substantially similar complaint was filed in the same court on February 21, 2012. The plaintiffs seek to represent a class of persons who purchased the Company's securities between February 8, 2010 and December 15, 2011, and seek unspecified compensatory damages, equitable and/or injunctive relief, and reasonable costs, expert fees and attorneys' fees on behalf of such purchasers. BioSante believes the actions are without merit and intends to defend the actions vigorously. Additional lawsuits may be filed and, at this time, because the litigation is in its early stages, the Company is unable to predict the outcome of these lawsuits, the possible loss or range of loss, if any, associated with their resolution or any potential effect they may have on BioSante's operations. Failure by the Company to obtain a favorable resolution of the lawsuits, however, could have a material effect on the Company's financial condition, results of operations, cash flows or its operations.

FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

9. FAIR VALUE MEASUREMENTS

        The Company accounts for its convertible debt and U.S. Treasury money market fund at fair value. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, a fair value hierarchy has been established that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

          Level 1:    Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

          Level 2:    Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

          Level 3:    Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

        In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk.

        Financial assets and liabilities recorded at fair value on a recurring basis as of September 30, 2012 are classified in the table below in one of the three categories described above:

Description	September 30, 2012 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$36,957,469	—	$36,957,469	—

Total assets	$36,957,469	—	$36,957,469	—

Liabilities:
2013 Notes	7,593,216	—	7,593,216	—

Total liabilities	$7,593,216	—	$7,593,216	—

        The Company made an election to record the values of the 2013 Notes at fair value with gains and losses related to fluctuations in the value of these financial liabilities recorded in earnings immediately. The fair values of the 2013 Notes are estimated based on the risk-free borrowing rate, the volatility of the Company's stock, and the current borrowing rates for similar companies. See Note 6, "Convertible Senior Notes" for more information and disclosures regarding key assumptions used in this fair value determination.

14. FAIR VALUE MEASUREMENTS

        The Company accounts for its convertible senior notes and U.S. Treasury money market fund at fair value. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, a fair value hierarchy has been established that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

          Level 1:    Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

          Level 2:    Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

          Level 3:    Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

        In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk.

        Financial assets and liabilities recorded at fair value on a recurring basis as of December 31, 2011 and 2010 are classified in the table below in one of the three categories described above:

Description	December 31, 2011 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$55,465,507	—	$55,465,507	—

Total assets	$55,465,507	—	$55,465,507	—

Liabilities:
2013 Notes	$17,336,760	—	$17,336,760	—

Total liabilities	$17,336,760	—	$17,336,760	—

Description	December 31, 2010 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$21,729,230	—	$21,729,230	—

Total assets	$21,729,230	—	$21,729,230	—

Liabilities:
2011 Notes	$1,111,132	—	$1,111,132	—
2013 Notes	17,436,201	—	17,436,201	—

Total liabilities	$18,547,333	—	$18,547,333	—

        The Company made an election to record the values of the 2011 Notes and 2013 Notes at fair value with gains and losses related to fluctuations in the value of these financial liabilities recorded in earning immediately pursuant to ASC 825. The fair values of the 2011 Notes and 2013 Notes are estimated based on the risk-free borrowing rate, the volatility of the Company's stock, and the current borrowing rates for similar companies. See Note 7, "Convertible Senior Notes" for more information and disclosures regarding key assumptions used in this fair value determination.

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2011
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

15. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

        Selected quarterly data for 2011 and 2010 is as follows:

	2011
	First	Second	Third	Fourth
Revenue	$57,000	$81,003	$182,784	$114,373
Research and development expenses	14,864,420	11,116,323	11,500,053	6,701,465
General and administrative expenses	1,593,557	1,989,103	1,675,268	1,723,562
Licensing expense	0	0	50,000	0

Operating loss	(16,442,921)	(13,064,942)	(13,028,207)	(8,340,710)

Net loss	(17,250,676)	(14,975,231)	(12,733,691)	(6,648,906)

Loss per share:
Basic and diluted	$(1.20)	$(0.96)	$(0.72)	$(0.36)

	2010
	First	Second	Third	Fourth
Revenue	$2,279,874	$0	$51,331	$143,032
Research and development expenses	9,426,870	8,657,606	9,716,091	11,904,935
General and administrative expenses	1,498,252	1,540,200	1,534,417	1,367,491
Licensing expense	268,750	0	0	0
Operating loss	(8,959,419)	(10,240,352)	(11,240,177)	(13,168,413)

Net loss	(10,540,419)	(10,794,351)	(11,589,711)	(13,271,735)

Loss per share:
Basic and diluted	$(1.14)	$(1.02)	$(0.96)	$(1.08)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
Consolidation Basis of Presentation and Accounting Policies
Basis of Presentation

  Basis of Presentation

        These financial statements are expressed in U.S. dollars. The Company is organized into one operating and one reporting segment.

        The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (generally accepted accounting principles). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company does not have items of other comprehensive income for years ended December 31, 2011, 2010 or 2009; and therefore, has not presented comprehensive income.

        On June 1, 2012, the Company effected a one-for-six reverse split of its outstanding common stock and class C special stock. All share and per share numbers have been adjusted retroactively to reflect the one-for-six reverse stock split effected on June 1, 2012.

        On October 14, 2009, the Company acquired 100 percent of the common stock of Cell Genesys, Inc. (Cell Genesys) in a direct merger transaction, with the Company being the surviving corporation. The primary reason the Company merged with Cell Genesys was the Company's need for additional funding to continue its Phase III clinical studies for LibiGel and the lack of other available acceptable alternatives for the Company to access capital prior to and at the time the merger agreement was entered into by the parties in June 2009, especially in light of the then state of the markets for equity offerings, which historically had been the Company's primary method for raising additional financing. Effective October 14, 2009, the balance sheet and net loss of the Company reflect the purchase price allocation and charges resulting from the purchase price allocation related to the merger, which included adjustments to carrying values of the acquired net assets based on their estimated fair values as of that date.

Reclassifications

  Reclassifications

        Certain amounts in the 2010 and 2009 financial statements have been reclassified to conform to their presentation in the 2011 financial statements. Specifically, in the statement of cash flows, the changes related to Accounts receivable in the amounts of $64,645 and $285,838 for the years ended December 31, 2010 and 2009, respectively, have been combined into the Prepaid expenses and other assets line item within the net cash used in operating activities section.

Cash and Cash Equivalents

  Cash and Cash Equivalents

        The Company generally considers all instruments with original maturities of three months or less to be cash equivalents. Interest income on invested cash balances is recognized on the accrual basis as earned.

        As of December 31, 2011, all of the Company's cash and cash equivalents resided in a 100 percent FDIC-insured non-interest bearing checking account, a U.S. Treasury money market fund or a certificate of deposit. As of December 31, 2010, all of the Company's cash and cash equivalents resided in a 100 percent FDIC-insured non-interest bearing checking account in order to ensure maximum safety of principal.

Fair Value of Financial Instruments

  Fair Value of Financial Instruments

        The carrying value of certain of the Company's financial instruments, including cash equivalents, accounts receivable and accounts payable, approximate fair value due to their short maturities. Other information about the Company's assets and liabilities recorded at fair value is included in Note 14, "Fair Value Measurements."

Property and Equipment

  Property and Equipment

        Property and equipment that currently is being used in the Company's operations is stated at cost less accumulated depreciation and amortization. Depreciation is computed primarily on a straight line basis over the estimated useful lives of the respective assets, typically five and seven years for software and computer equipment and 10 years for non-computer equipment.

Long-Lived Assets

  Long-Lived Assets

        Long-lived assets are reviewed for possible impairment whenever events indicate that the carrying amount of such assets may not be recoverable. If such a review indicates an impairment, the carrying amount of such assets is reduced to estimated recoverable value.

Convertible Senior Notes

  Convertible Senior Notes

        The Company assumed two series of 3.125% convertible senior note obligations with an aggregate principal balance of $22,016,000, which contain certain redemption, repurchase and conversion adjustment features as a result of its transaction with Cell Genesys. The Company made an irrevocable election to account for these convertible senior notes at fair value commencing from the date of the merger, resulting in recognition of a single liability for the convertible senior notes which are reported at fair value at each reporting date. Subsequent changes in the carrying value of the convertible senior notes are reflected in fair value adjustment in the accompanying statements of operations.

Research and Development

  Research and Development

        Research and development costs are charged to expense as incurred. Direct government grants are recorded as an offset to the related research and development costs when the Company has complied with the conditions attached to the grant and there is reasonable assurance that the funds will be received.

Legal Costs	Legal Costs For ongoing matters, legal costs are charged to expense as incurred.
Basic and Diluted Net Loss Per Share

  Basic and Diluted Net Loss Per Share

        The basic and diluted net loss per share is computed based on the weighted average number of the shares of common stock and class C special stock outstanding, all being considered as equivalent of one another. Basic loss per share is computed by dividing loss available to common stockholders by the weighted average number of shares outstanding for the reporting period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. The computation of diluted loss per share does not include the Company's stock options, warrants or convertible debt as such securities have an antidilutive effect on loss per share.

Stock-Based Compensation

  Stock-Based Compensation

        The Company recognizes stock-based compensation expense granted to employees generally on a straight-line basis over the estimated service period of the award, or when certain performance-based vesting provisions occur, for awards that contain these features. The Company also has granted options to non-employees in exchange for services. Expense related to such grants is recognized within the Company's statements of operations in accordance with the nature of the service received by the Company.

        Warrants issued to non-employees as compensation for services rendered are valued at their fair value on the date of issue and are re-measured until the counterparty's performance under the arrangement is complete.

Revenue Recognition

  Revenue Recognition

        The Company has entered into various licensing agreements that have generated license revenue or other upfront fees and which also may involve subsequent milestone payments earned upon completion of development milestones by the Company or upon the occurrence of certain regulatory actions, such as the filing of a regulatory application or the receipt of a regulatory approval. Non-refundable license fees are recognized as revenue when the Company has a contractual right to receive such payment, the contract price is fixed or determinable, the collection of the resulting receivable is reasonably assured and the Company has no further performance obligations under the license agreement. Non-refundable license fees that meet these criteria and are due to the Company upon execution of an agreement are recognized as revenue immediately.

        Milestones, in the form of additional license fees, typically represent non-refundable payments to be received in conjunction with the achievement of a specific event identified in the contract, such as completion of specified clinical development activities and/or regulatory submissions and/or approvals, or as sales-based milestone payments. Revenues from milestone payments that meet the criteria in the preceding paragraph are recognized when the milestone is achieved.

        Additionally, royalty revenue based upon sales of products under license is recorded when such royalties are earned and are deemed collectible, which is generally in the quarter when the related products are sold.

Income Taxes

  Income Taxes

        Deferred tax assets or liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities, as measured by enacted tax rates. A valuation allowance is provided against deferred income tax assets in circumstances where management believes the recoverability of a portion of the assets is not more likely than not. The Company has provided a full valuation allowance against its net deferred tax assets as of December 31, 2011 and 2010.

Investments

  Investments

        The investments balance of $3,405,807 as of December 31, 2011 and 2010 consists of the Company's investments that are recorded using the cost method, and substantially represents the Company's investment in Ceregene, Inc., a privately held biotechnology company (Ceregene). As a result of the Company's merger with Cell Genesys, the Company acquired a minority investment in Ceregene. The Company has recorded its investment using the cost method, as no active market exists for this investment, and the Company does not possess significant influence over operating and financial policies of Ceregene, although the Company by virtue of its stock ownership of Ceregene has the right to designate one member on the Ceregene board of directors. During 2010, the Company recorded a $286,000 impairment on this investment. Such impairment was based on a third-party investment in Ceregene in 2010.

        The valuation of investments accounted for under the cost method is based on all available financial information related to the investee, including valuations based on recent third party equity investments in the investee. If an unrealized loss on any investment is considered to be other-than-temporary, the loss is recognized in the period the determination is made. All investments are reviewed for changes in circumstances or occurrence of events that suggest the investment may not be recoverable. The fair value of the cost method investments are not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investments and it is not practicable to estimate the fair value of the investments.

Recent Accounting Pronouncements

  Recent Accounting Pronouncements

        In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS)." This pronouncement was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This pronouncement is effective for reporting periods beginning on or after December 15, 2011, with early adoption prohibited. The new guidance will require prospective application. The Company will adopt this guidance at the beginning of its first quarter of 2012. Adoption of this guidance is not expected to have a material impact on the Company's financial position, results of operations or cash flows.

ACQUISITION OF NET ASSETS OF CELL GENESYS (Tables)	12 Months Ended
Dec. 31, 2011
ACQUISITION OF NET ASSETS OF CELL GENESYS
Schedule of purchase price of the merger

Fair value of BioSante common stock issued (3,369,967 shares)	$36,800,043
Transaction costs of BioSante	2,431,252

Total purchase price	$39,231,295

Schedule of purchase price allocation

Cash	$24,746,346
Investment in Ceregene	3,486,000
In-process research and development	9,000,000
Receivables, equipment and other assets	293,658
Accounts payable and accrued liabilities	1,777,323
Convertible senior notes	16,709,580

Total net assets acquired	$19,039,101

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT
Schedule of property and equipment, net of accumulated depreciation

	2011	2010
Computer equipment	$520,647	$417,840
Office equipment	388,659	163,653
Equipment	378,147	500,130

	1,287,453	1,081,623
Accumulated depreciation and amortization	(426,089)	(445,847)

	$861,364	$635,776

CONVERTIBLE SENIOR NOTES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
CONVERTIBLE SENIOR NOTES
Schedule of key assumptions used to establish the value of the 2013 Notes

Average risk-free rate	0.14%
Volatility of BioSante common stock	90.0%
Discount rate for principal payments in cash	19.6%

The assumptions as of December 31, 2011 were:

2013 Notes
Average risk-free rate	0.19%
Volatility of BioSante common stock	77.4%
Discount rate for principal payments in cash	18.5%

        The assumptions as of December 31, 2010 were:

	2013 Notes	2011 Notes
Average risk-free rate	0.82%	0.29%
Volatility of BioSante common stock	78.7%	61.0%
Discount rate for principal payments in cash	17.0%	17.0%

Schedule of maturities of required principal payments by year related to the convertible senior notes

2012	$—
2013	20,782,000

Total	$20,782,000

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Schedule of the Company's net deferred tax asset

	2011	2010
Net operating loss carryforwards	$63,969,813	$46,071,206
Tax basis in intangible assets	4,095,269	4,452,360
Deferred financing costs for tax	7,010,462	7,001,619
Research & development credits	8,266,610	5,796,148
Stock option expense	2,754,981	2,310,405
Other	448,140	25,955

	86,545,275	65,657,693
Valuation allowance	(86,545,275)	(65,657,693)

	$—	$—

Schedule of difference in the provision for income taxes computed by applying the statutory income rate to pre-tax income

	2011	2010	2009
Tax at U.S. federal statutory rate	$(17,804,934)	$(15,937,695)	$(16,397,080)
State taxes, net of federal benefit	(1,677,276)	(1,501,377)	(1,544,652)
Research and development credits	(1,537,863)	(966,941)	(515,235)
Other, net	132,491	133,932	17,718
Change in valuation allowance	20,887,582	18,272,081	18,439,249

	$—	$—	$—

STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS' EQUITY
Schedule of warrants to purchase common stock outstanding and exercisable

Issue Date	Number of Underlying Shares Of Common Stock	Per Share Exercise Price	Expiration Date
December 15, 2008	50,000	$24.00	June 14, 2014
July 21, 2009	30,000	$12.00	July 20, 2012
August 13, 2009	400,000	$15.00	August 12, 2014
August 13, 2009	40,000	$15.00	June 9, 2014
October 14, 2009	65,874	$235.62	April 1, 2012
March 8, 2010	867,052	$12.48	September 8, 2015
March 8, 2010	34,682	$12.96	June 9, 2014
June 23, 2010	594,530	$14.70	June 23, 2015
June 23, 2010	35,671	$15.78	June 9, 2015
November 22, 2010	30,000	$12.00	November 21, 2013
December 30, 2010	882,353	$12.00	December 30, 2015
December 30, 2010	52,941	$12.75	June 9, 2015
March 8, 2011	670,971	$13.50	March 8, 2014
March 8, 2011	40,665	$15.48	June 9, 2014

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION
Schedule of weighted average assumptions used in estimation of the fair value of options granted

	2011	2010	2009
Expected option life (years)	5.5 - 6.25	6.00	6.00
Risk-free interest rate	1.175% - 2.57%	2.42%	2.74%
Expected stock price volatility	69.07% - 72.16%	76.05%	76.75%
Dividend yield	—	—	—

Summary of stock option compensation expense for employees and non-employees

	2011	2010	2009
Research and development	$423,925	$325,208	$361,773
General and administrative	753,758	667,549	892,730

Total stock-based compensation expense	$1,177,683	$992,757	$1,254,503

Summary of activity under the plans

Options	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Term	Aggregate Intrinsic Value
Outstanding December 31, 2010	619,572	$22.14	6.74	$162,892
Granted	346,541	$11.40
Exercised	3,194	$10.14
Forfeited or expired	56,059	$17.70

Outstanding December 31, 2011	906,860	$18.36	6.97	$0

Exercisable at December 31, 2011	474,671	$25.14	5.40	$0

Vested or expected to vest at December 31, 2011	879,777	$18.36	6.95	$0

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum maintenance payments due

Year	Minimum Amount Due
2012	$80,000
2013	80,000
2014	80,000
2015	80,000
2016	40,000
Thereafter	80,000

FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS
Schedule of financial assets and liabilities recorded at fair value on a recurring basis

Description	September 30, 2012 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$36,957,469	—	$36,957,469	—

Total assets	$36,957,469	—	$36,957,469	—

Liabilities:
2013 Notes	7,593,216	—	7,593,216	—

Total liabilities	$7,593,216	—	$7,593,216	—

Description	December 31, 2011 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$55,465,507	—	$55,465,507	—

Total assets	$55,465,507	—	$55,465,507	—

Liabilities:
2013 Notes	$17,336,760	—	$17,336,760	—

Total liabilities	$17,336,760	—	$17,336,760	—

Description	December 31, 2010 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$21,729,230	—	$21,729,230	—

Total assets	$21,729,230	—	$21,729,230	—

Liabilities:
2011 Notes	$1,111,132	—	$1,111,132	—
2013 Notes	17,436,201	—	17,436,201	—

Total liabilities	$18,547,333	—	$18,547,333	—

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2011
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Schedule of selected quarterly data

	2011
	First	Second	Third	Fourth
Revenue	$57,000	$81,003	$182,784	$114,373
Research and development expenses	14,864,420	11,116,323	11,500,053	6,701,465
General and administrative expenses	1,593,557	1,989,103	1,675,268	1,723,562
Licensing expense	0	0	50,000	0

Operating loss	(16,442,921)	(13,064,942)	(13,028,207)	(8,340,710)

Net loss	(17,250,676)	(14,975,231)	(12,733,691)	(6,648,906)

Loss per share:
Basic and diluted	$(1.20)	$(0.96)	$(0.72)	$(0.36)

	2010
	First	Second	Third	Fourth
Revenue	$2,279,874	$0	$51,331	$143,032
Research and development expenses	9,426,870	8,657,606	9,716,091	11,904,935
General and administrative expenses	1,498,252	1,540,200	1,534,417	1,367,491
Licensing expense	268,750	0	0	0
Operating loss	(8,959,419)	(10,240,352)	(11,240,177)	(13,168,413)

Net loss	(10,540,419)	(10,794,351)	(11,589,711)	(13,271,735)

Loss per share:
Basic and diluted	$(1.14)	$(1.02)	$(0.96)	$(1.08)

DESCRIPTION OF BUSINESS (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2012	Sep. 30, 2012 item vaccine	Dec. 31, 2011 vaccine item
Description of business
Number of cancer vaccines that have been granted FDA orphan drug designation		4	4
Number of Phase I and Phase II clinical trials		17	17
Number of consecutive business days for which bid price for common stock had closed below the minimum price per share required for continued inclusion on The NASDAQ Global Market under NASDAQ Listing Rule 5450(a)(1)	30 days
Number of days afforded to regain compliance with minimum bid price requirement	180 days
Additional grace period to regain compliance if stock listing is transferred to NASDAQ Capital Market	180 days
Minimum
Description of business
Price per share required for continued inclusion on The NASDAQ Global Market (in dollars per share)	1		1
Number of consecutive business days for which minimum bid closing price have to be maintained	10 days

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Jun. 01, 2012
Common stock
Stockholders' equity
Reverse split ratio	0.167
Class C special stock
Stockholders' equity
Reverse split ratio	0.167

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009	Oct. 14, 2009 Cell Genesys
Basis of Presentation
Number of operating segments	1
Number of reporting segments	1
Common stock acquired (as a percent)				100.00%
Reclassifications
Changes related to accounts receivable		$ 64,645	$ 285,838
Cash and Cash Equivalents
FDIC-insured accounts, percentage of balance insured	100.00%	100.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2011
Software
Property and equipment
Estimated useful lives	5 years
Computer equipment
Property and equipment
Estimated useful lives	7 years
Non-computer equipment
Property and equipment
Estimated useful lives	10 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2012 Convertible senior notes	Oct. 14, 2009 Convertible senior notes Cell Genesys item
Convertible Senior Notes
Number of series of convertible notes assumed in merger					2
Interest rate (as a percent)				3.13%	3.13%
Principal balance of debt assumed					$ 22,016,000
Investments
Investments balance	3,405,807	3,405,807	3,413,762
Number of Board members to be designated	1
Investment impairment charge		$ 286,000

LIQUIDITY AND CAPITAL RESOURCES (Details) (USD $)	0 Months Ended							1 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended		1 Months Ended	12 Months Ended
	Jan. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Aug. 31, 2012 Common stock	Dec. 31, 2011 Common stock	Jan. 31, 2012 Minimum	Sep. 30, 2012 Minimum item	Dec. 31, 2011 Minimum	Feb. 29, 2012 2013 Notes holder	Dec. 31, 2011 2013 Notes item	Mar. 12, 2012 2013 Notes	Dec. 31, 2010 2013 Notes
Liquidity and capital resources
Net proceeds from issuance of shares and warrants								$ 3,268,798	$ 68,900,000
Cash and cash equivalents		38,049,095	57,225,234	69,600,199	38,155,251	29,858,465	11,760,920
Principal amount														20,782,000	11,800,000	22,016,000
Interest rate (as a percent)															3.13%
Number of shares issued in exchange for cancellation for debt													1,900,000
Number of holders of debt instrument to whom shares are issued by the entity													1
Principal amount of debt cancelled													$ 9,000,000
Number of products or technologies licensed by the entity as an alternative to raising additional financing											1			1
Price per share required for continued inclusion on The NASDAQ Global Market (in dollars per share)										$ 1		$ 1
Number of consecutive business days for which minimum bid closing price have to be maintained										10 days
Additional grace period to regain compliance if stock listing is transferred to NASDAQ Capital Market	180 days

ACQUISITION OF NET ASSETS OF CELL GENESYS (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2009	Dec. 31, 2011 2013 Notes	Mar. 12, 2012 2013 Notes	Oct. 14, 2009 Cell Genesys	Dec. 31, 2011 Cell Genesys	Oct. 14, 2009 Cell Genesys 2011 Notes	Oct. 14, 2009 Cell Genesys 2013 Notes
Acquisition
Interest acquired (as a percent)				100.00%
Purchase price of the merger
Number of shares of common stock issued				3,369,967
Fair value of BioSante common stock issued				$ 36,800,043
Transaction costs of BioSante				2,431,252
Total purchase price				39,231,295
Allocation of purchase price
Cash				24,746,346
Investment in Ceregene				3,486,000
In-process research and development				9,000,000
Receivables, equipment and other assets				293,658
Accounts payable and accrued liabilities				1,777,323
Convertible senior notes				16,709,580
Total net assets acquired				19,039,101
Additional disclosures
Acquired in-process technology	9,000,000			9,000,000
Excess consideration paid over fair value	20,192,194			20,200,000
Principal balance of debt assumed						$ 1,234,000	$ 20,782,000
Interest rate (as a percent)			3.13%			3.13%	3.13%
Number of shares of common stock receivable upon conversion		500,000			931,093
Conversion price (in dollars per share)		$ 22.32			$ 22.32

PROPERTY AND EQUIPMENT (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment
Property and equipment, gross		$ 1,287,453	$ 1,081,623
Accumulated depreciation and amortization		(426,089)	(445,847)
Property and equipment, net	1,184,764	861,364	635,776
Computer equipment
Property and equipment
Property and equipment, gross		520,647	417,840
Office equipment
Property and equipment
Property and equipment, gross		388,659	163,653
Equipment
Property and equipment
Property and equipment, gross		$ 378,147	$ 500,130

CONVERTIBLE SENIOR NOTES (Details) (USD $)	9 Months Ended		12 Months Ended				1 Months Ended		9 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Cell Genesys	Jul. 31, 2012 Convertible senior notes holder	Feb. 29, 2012 Convertible senior notes holder	Sep. 30, 2012 Convertible senior notes	Sep. 30, 2011 Convertible senior notes	Oct. 14, 2009 Convertible senior notes Cell Genesys item	Dec. 31, 2010 2011 Notes	Oct. 14, 2009 2011 Notes Cell Genesys	Feb. 29, 2012 2013 Notes holder	Dec. 31, 2011 2013 Notes	Dec. 31, 2010 2013 Notes	Mar. 12, 2012 2013 Notes	Oct. 14, 2009 2013 Notes Cell Genesys
Convertible Senior Notes
Number of series of convertible notes assumed in merger											2
Principal balance of debt assumed											$ 22,016,000		$ 1,234,000					$ 20,782,000
Principal amount									8,277,850						20,782,000	22,016,000	11,800,000
Interest rate (as a percent)									3.13%		3.13%		3.13%				3.13%	3.13%
Number of shares issued in exchange for cancellation for debt							1,784,070	1,868,055	3,652,125					1,900,000
Number of holders of debt instrument to whom shares are issued by the entity							2	1						1
Principal amount of debt cancelled							3,504,150	9,000,000	12,504,150					9,000,000
Number of shares of common stock receivable upon conversion						931,093			370,871						500,000
Conversion price (in dollars per share)						$ 22.32			$ 22.32						$ 22.32
Percentage of principal amount at which the holder may require the entity to repurchase notes															100.00%
Percentage of principal amount at which the entity may redeem notes in whole or in part															100.00%
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed in order for the notes to be convertible															150.00%
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price for the notes to be redeemable															20 days
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days in order for the notes to be redeemable															30 days
Recorded fair value									7,593,216						17,336,760	18,547,333
Amount of difference between aggregate recorded fair value of the notes and their total stated principal amount									684,634						3,445,240	3,468,667
Fair value adjustment	(4,037,797)	(1,929,000)	(23,427)	(1,870,916)	33,163										(23,427)	(1,870,916)
Fair value adjustment attributable to the change in instrument specific credit risk									(41,000)	230,000						184,000
Assumptions to establish the value of the Notes
Average risk-free rate (as a percent)									0.14%			0.29%			0.19%	0.82%
Volatility of BioSante common stock (as a percent)									90.00%			61.00%			77.40%	78.70%
Discount rate for principal payments in cash (as a percent)									19.60%			17.00%			18.50%	17.00%
Maturities of required principal payments by year
2012															0
2013															20,782,000
Total															$ 20,782,000

INCOMETAXES (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of the Company's net deferred tax asset
Net operating loss carryforwards		$ 63,969,813	$ 46,071,206
Tax basis in intangible assets		4,095,269	4,452,360
Deferred financing costs for tax		7,010,462	7,001,619
Research & development credits		8,266,610	5,796,148
Stock option expense		2,754,981	2,310,405
Other		448,140	25,955
Total deferred tax asset		86,545,275	65,657,693
Valuation allowance		(86,545,275)	(65,657,693)
Net deferred tax asset		0
Income Taxes
Net operating loss carryforwards		169,456,000
Provision of valuation allowance to reduce deferred tax assets (as a percent)		100.00%
Statutory federal income tax rate (as a percent)		34.50%
Difference in the provision for income taxes computed by applying the statutory income rate to pre-tax income
Tax at U.S. federal statutory rate		(17,804,934)	(15,937,695)	(16,397,080)
State taxes, net of federal benefit		(1,677,276)	(1,501,377)	(1,544,652)
Research and development credits		(1,537,863)	(966,941)	(515,235)
Other, net		132,491	133,932	17,718
Change in valuation allowance		20,887,582	18,272,081	18,439,249
Total income tax expense	$ (121,791)	$ 0
Maximum
Income Taxes
Number of years for which net operating loss carryforwards are available to reduce future taxable income		20 years

STOCKHOLDERS' EQUITY (Details) (USD $)	9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended									0 Months Ended					12 Months Ended													12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 20, 2012 Common stock	Aug. 31, 2012 Common stock	Dec. 31, 2011 Issued on March 8, 2011 and expired on March 8, 2014	Dec. 31, 2011 Issued on March 8, 2011 and expired on June 9, 2014	Dec. 31, 2011 Issued on March 8, 2010 and expired on September 8, 2015	Dec. 31, 2011 Issued on March 8, 2010 and expired on June 9, 2014	Dec. 31, 2011 Issued on June 23, 2010 and expired on June 23, 2015	Dec. 31, 2011 Issued on June 23, 2010 and expired on June 9, 2015	Dec. 31, 2011 Issued on December 30, 2010 and expired on December 30, 2015	Dec. 31, 2011 Issued on December 30, 2010 and expired on June 9, 2015	Aug. 02, 2011 Common stock	Mar. 08, 2011 Common stock	Dec. 31, 2010 Common stock	Jun. 23, 2010 Common stock	Mar. 08, 2010 Common stock item	Dec. 31, 2011 Common stock	Dec. 31, 2010 Common stock	Dec. 31, 2009 Common stock	Sep. 30, 2012 Common stock	Dec. 31, 2008 Common stock	Mar. 08, 2011 Common stock Issued on March 8, 2011 and expired on March 8, 2014	Mar. 08, 2011 Common stock Issued on March 8, 2011 and expired on June 9, 2014	Mar. 08, 2010 Common stock Issued on March 8, 2010 and expired on September 8, 2015	Mar. 08, 2010 Common stock Issued on March 8, 2010 and expired on June 9, 2014	Jun. 23, 2010 Common stock Issued on June 23, 2010 and expired on June 23, 2015	Jun. 23, 2010 Common stock Issued on June 23, 2010 and expired on June 9, 2015	Dec. 31, 2010 Common stock Issued on December 30, 2010 and expired on December 30, 2015	Dec. 31, 2010 Common stock Issued on December 30, 2010 and expired on June 9, 2015	Dec. 31, 2011 Class C special stock item	Sep. 30, 2012 Class C special stock	Dec. 31, 2010 Class C special stock	Dec. 31, 2009 Class C special stock	Dec. 31, 2008 Class C special stock	Dec. 31, 2011 Undesignated preferred stock
Stockholders' equity
Common stock, shares authorized																					200,000,000													4,687,684
Common stock, par value (in dollars per share)																					$ 0.0001													$ 0.0001
Preferred stock, shares authorized																																							10,000,000
Preferred stock, par value (in dollars per share)																																							$ 0.0001
Shares issued																		13,565,188				13,565,188	8,877,094	24,422,240	4,507,127										65,211	65,214	65,214	65,214
Shares Outstanding																		13,565,188				13,565,188		24,422,240											65,211	65,214
Number of votes per share, entitled to its holder																																		1
Conversion ratio for conversion of units into common stock (as a percent)																																		100.00%
Exchange price per share (in dollars per share)																																		$ 15
Warrants issued (in shares)						140,712	2,359,932									2,700,000					2,666,666
Purchase price (in dollars per share)							$ 1.4725									$ 18
Net proceeds from issuance of shares through an underwritten public offering		$ 45,102,584	$ 44,961,137													$ 45,000,000
Registered direct offerings of common shares and warrants																	2,033,247	1,764,706	1,189,061	1,734,104	2,033,247	4,687,871	1,000,000
Shares of common stock issued to institutional investors																	711,636	882,353	594,530	867,052	711,636	882,353	440,000
Purchase price at which shares are issued to institutional investors (in dollars per share)																	$ 12.3678	$ 10.2	$ 12.615	$ 10.38		$ 10.2
Gross proceeds of common stock and warrants																	25,100,000		15,000,000			18,000,000
Net proceeds from issuance of common stock by registered direct offering after deducting placement agent fees and offering expenses	$ 3,268,798	$ 23,876,370	$ 23,876,370	$ 48,452,644	$ 11,352,751												$ 23,900,000		$ 14,100,000	$ 17,500,000		$ 16,900,000
Expiration period of warrants issued																	3 years
Exercise price (in dollars per share)								$ 13.5	$ 15.48	$ 12.48	$ 12.96	$ 14.7	$ 15.78	$ 12	$ 12.75											$ 13.5	$ 15.48	$ 12.48	$ 12.96	$ 14.7	$ 15.78	$ 12	$ 12.75
Placement agent warrants issued (in shares)																	40,665	52,941	35,671	34,682		52,941
Number of institutional investors																				2

STOCKHOLDERS' EQUITY (Details 2) (Cell Genesys, USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Oct. 14, 2009	Oct. 31, 2009 Common stock	Dec. 31, 2009 Common stock
Stockholders' equity
Number of shares that may be received on conversion of each share of the acquiree entity (as a percent)		3.05%
Number of shares of common stock issued in connection with merger	3,369,967	3,400,000
Number of shares of the acquirer entity issued on conversion of assumed options into options		39,071
Weighted average exercise price of option (in dollars per share)		$ 118.38
Number of shares of the acquirer entity issued on conversion of assumed warrants into warrants		65,874	65,874
Weighted average exercise price (in dollars per share)		$ 235.62

STOCKHOLDERS' EQUITY (Details 3) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended
	Dec. 31, 2011 Common stock	Dec. 31, 2010 Common stock	Dec. 31, 2009 Common stock	Mar. 08, 2011 Common stock	Jun. 23, 2010 Common stock	Mar. 08, 2010 Common stock	Oct. 31, 2009 Cell Genesys Common stock	Dec. 31, 2009 Cell Genesys Common stock	Dec. 31, 2011 Issued on December 15, 2008 and expired on June 14, 2014	Dec. 31, 2011 Issued on July 21, 2009 and expired on July 20,2012	Dec. 31, 2011 Issued on August 13, 2009 and expired on August 12, 2014	Dec. 31, 2011 Issued on August 13, 2009 and expired on June 9, 2014	Dec. 31, 2011 Issued on October 14, 2009 and expired on April 1, 2012	Dec. 31, 2011 Issued on March 8, 2010 and expired on September 8, 2015	Mar. 08, 2010 Issued on March 8, 2010 and expired on September 8, 2015 Common stock	Dec. 31, 2011 Issued on March 8, 2010 and expired on June 9, 2014	Mar. 08, 2010 Issued on March 8, 2010 and expired on June 9, 2014 Common stock	Dec. 31, 2011 Issued on June 23, 2010 and expired on June 23, 2015	Jun. 23, 2010 Issued on June 23, 2010 and expired on June 23, 2015 Common stock	Dec. 31, 2011 Issued on June 23, 2010 and expired on June 9, 2015	Jun. 23, 2010 Issued on June 23, 2010 and expired on June 9, 2015 Common stock	Dec. 31, 2011 Issued on November 22, 2010 and expired on November 21, 2013	Dec. 31, 2011 Issued on December 30, 2010 and expired on December 30, 2015	Dec. 31, 2010 Issued on December 30, 2010 and expired on December 30, 2015 Common stock	Dec. 31, 2011 Issued on December 30, 2010 and expired on June 9, 2015	Dec. 31, 2010 Issued on December 30, 2010 and expired on June 9, 2015 Common stock	Dec. 31, 2011 Issued on March 8, 2011 and expired on March 8, 2014	Mar. 08, 2011 Issued on March 8, 2011 and expired on March 8, 2014 Common stock	Dec. 31, 2011 Issued on March 8, 2011 and expired on June 9, 2014	Mar. 08, 2011 Issued on March 8, 2011 and expired on June 9, 2014 Common stock
Stockholders' equity
Number of Underlying Shares Of Common Stock									50,000	30,000	400,000	40,000	65,874	867,052		34,682		594,530		35,671		30,000	882,353		52,941		670,971		40,665
Per Share Exercise Price (in dollars per share)							$ 235.62		$ 24	$ 12	$ 15	$ 15	$ 235.62	$ 12.48	$ 12.48	$ 12.96	$ 12.96	$ 14.7	$ 14.7	$ 15.78	$ 15.78	$ 12	$ 12	$ 12	$ 12.75	$ 12.75	$ 13.5	$ 13.5	$ 15.48	$ 15.48
Warrants issued to purchase common stock in connection with registered direct offering (in shares)	711,636	882,353	440,000	711,636	594,530	867,052
Shares of common stock issued in connection with registered direct offerings		2,467,230
Number of shares of stock issued during the period as a result of the exercise of warrants	1,458
Number of shares of stock of which warrants expired unexercised	151,868	127,291	89,166
Warrants to purchase shares of common stock as compensation for investor relations services	0	30,000	30,000
Number of shares of the acquirer entity issued on conversion of assumed warrants into warrants							65,874	65,874
Period over which warrants become exercisable from date of grant	12 months	12 months	12 months
Stock warrant expense	$ 204,980	$ 65,529	$ 64,103
Warrants to purchase shares of common stock outstanding and excercisable	3,794,741

STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
STOCK-BASED COMPENSATION
Number of stockholder-approved equity-based compensation plans	2
Stock-based compensation
Stock-based compensation expense	$ 1,177,683	$ 992,757	$ 1,254,503
Stock options
Stock-based compensation
Outstanding stock options (in shares)	906,860	619,572
Contractual term of stock options	10 years
Stock-based compensation expense	$ 1,177,683	$ 992,757	$ 1,254,503
Weighted average fair value (in dollars per share)	$ 7.32	$ 6.66	$ 6.24
Weighted average assumptions used in estimation of the fair value of options granted
Expected option life		6 years	6 years
Risk-free interest rate, minimum (as a percent)	1.18%
Risk-free interest rate, maximum (as a percent)	2.57%
Risk-free interest rate (as a percent)		2.42%	2.74%
Expected stock price volatility, minimum (as a percent)	69.07%
Expected stock price volatility, maximum (as a percent)	72.16%
Expected stock price volatility (as a percent)		76.05%	76.75%
Dividend yield (as a percent)	0.00%
Stock options | Minimum
Stock-based compensation
Vesting period of outstanding stock options	3 years
Weighted average assumptions used in estimation of the fair value of options granted
Expected option life	5 years 6 months
Stock options | Maximum
Stock-based compensation
Vesting period of outstanding stock options	4 years
Weighted average assumptions used in estimation of the fair value of options granted
Expected option life	6 years 3 months
2008 Plan | Stock options
Stock-based compensation
Number of shares of the entity's common stock authorized for issuance under the plan	1,000,000
1998 Plan | Stock options
Stock-based compensation
Number of shares of the common stock issued	3,416
Outstanding stock options (in shares)	587,666

STOCK-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock option compensation expense for employees and non-employees
Total stock-based compensation expense	$ 1,177,683	$ 992,757	$ 1,254,503
Stock options
Stock option compensation expense for employees and non-employees
Total stock-based compensation expense	1,177,683	992,757	1,254,503
Stock options | Research and development
Stock option compensation expense for employees and non-employees
Total stock-based compensation expense	423,925	325,208	361,773
Stock options | General and administrative
Stock option compensation expense for employees and non-employees
Total stock-based compensation expense	$ 753,758	$ 667,549	$ 892,730

STOCK-BASED COMPENSATION (Details 3) (Stock options, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock options
Option Shares
Outstanding at the beginning of the period (in shares)	906,860	619,572
Granted (in shares)	358,582	346,541
Options exercised (in shares)		3,194
Forfeited or expired (in shares)	105,781	56,059
Outstanding at the end of the period (in shares)		906,860	619,572
Exercisable at the end of the period (in shares)		474,671
Vested or expected to vest at the end of the period (in shares)		879,777
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 18.36	$ 22.14
Granted (in dollars per share)	$ 4.08	$ 11.4
Exercised (in dollars per share)		$ 10.14
Forfeited or expired (in dollars per share)		$ 17.7
Outstanding at the end of the period (in dollars per share)		$ 18.36	$ 22.14
Exercisable at the end of the period (in dollars per share)		$ 25.14
Vested or expected to vest at the end of the period (in dollars per share)		$ 18.36
Weighted Average Remaining Term
Outstanding at the end of the period weighted average remaining term		6 years 11 months 19 days	6 years 8 months 26 days
Exercisable at the end of the period weighted average remaining term		5 years 4 months 24 days
Vested or expected to vest at the end of the period weighted average remaining term		6 years 11 months 12 days
Aggregate Intrinsic Value
Outstanding at the end of the period intrinsic value (in dollars)		$ 0	$ 162,892
Exercisable at the end of the period intrinsic value (in dollars)		0
Vested or expected to vest at the end of the period intrinsic value (in dollars)		0
Unrecognized compensation cost
Unrecognized compensation cost (in dollars)		2,089,729
Weighted-average period over which unrecognized compensation cost is expected to be recognized		2 years 9 months 4 days
Additional disclosure related to options
Intrinsic value of options exercised (in dollars)		22,106	974
Fair value of shares vested (in dollars)		$ 667,171	$ 764,921	$ 788,461

RETIREMENT PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
RETIREMENT PLAN
Contributions expensed	$ 211,494	$ 179,349	$ 117,969

LEASE ARRANGEMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Future minimum lease payments
Future minimum lease payments during 2012	$ 236,747
Future minimum lease payments during 2013	248,632
Future minimum lease payments during 2014	41,718
Rent expense	$ 424,294	$ 338,588	$ 325,093

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended								12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2010 Antares Pharma, Inc. License	Dec. 31, 2011 Antares Pharma, Inc. License	Dec. 31, 2010 Antares Pharma, Inc. License	Dec. 31, 2009 Antares Pharma, Inc. License	Dec. 31, 2011 Wake Forest License item
License agreement
Royalties on sales of products													$ 335,160	$ 152,228	$ 63,749
Licensing expense	0	50,000	0	0	0	0	0	268,750	50,000	268,750	299,616	268,750
Number of patents for which an option for an exclusive license is exercised																3
Minimum Amount Due
2012																80,000
2013																80,000
2014																80,000
2015																80,000
2016																40,000
Thereafter																$ 80,000

COMMITMENTS AND CONTINGENCIES (Details 2) (Gel Filling Machine, Aptar Pharma, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Gel Filling Machine | Aptar Pharma
Commitment and contingencies
Amount of commitment to purchase machinery	$ 844,740	$ 842,740
Amount paid	804,132	337,096
Remaining obligation	$ 40,608	$ 505,644

FAIR VALUE MEASUREMENTS (Details) (Recurring basis, USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Total
Assets:
Total Assets	$ 36,957,469	$ 55,465,507	$ 21,729,230
Liabilities:
Total liabilities	7,593,216	17,336,760	18,547,333
Total | 2011 Notes
Liabilities:
Fair value of convertible debt			1,111,132
Total | 2013 Notes
Liabilities:
Fair value of convertible debt		17,336,760	17,436,201
Total | Money market fund
Assets:
Total Assets	36,957,469	55,465,507	21,729,230
Significant Other Observable Inputs (Level 2)
Assets:
Total Assets	36,957,469	55,465,507	21,729,230
Liabilities:
Total liabilities	7,593,216	17,336,760	18,547,333
Significant Other Observable Inputs (Level 2) | 2011 Notes
Liabilities:
Fair value of convertible debt			1,111,132
Significant Other Observable Inputs (Level 2) | 2013 Notes
Liabilities:
Fair value of convertible debt		17,336,760	17,436,201
Significant Other Observable Inputs (Level 2) | Money market fund
Assets:
Total Assets	$ 36,957,469	$ 55,465,507	$ 21,729,230

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $)	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected quarterly data
Revenue	$ 114,373	$ 182,784	$ 81,003	$ 57,000	$ 143,032	$ 51,331	$ 0	$ 2,279,874	$ 333,163	$ 320,787	$ 435,160	$ 2,474,237	$ 1,258,054
Research and development	6,701,465	11,500,053	11,116,323	14,864,420	11,904,935	9,716,091	8,657,606	9,426,870	14,454,258	37,480,873	44,182,260	39,705,502	13,680,573
General and administration	1,723,562	1,675,268	1,989,103	1,593,557	1,367,491	1,534,417	1,540,200	1,498,252	5,327,711	5,257,853	6,981,490	5,940,360	5,373,945
Licensing expense	0	50,000	0	0	0	0	0	268,750			50,000	268,750	299,616
Operating loss	(8,340,710)	(13,028,207)	(13,064,942)	(16,442,921)	(13,168,413)	(11,240,177)	(10,240,352)	(8,959,419)
Net loss	$ (6,648,906)	$ (12,733,691)	$ (14,975,231)	$ (17,250,676)	$ (13,271,735)	$ (11,589,711)	$ (10,794,351)	$ (10,540,419)	$ (23,730,408)	$ (44,959,599)	$ (51,608,504)	$ (46,196,216)	$ (47,527,768)
Loss per share:
Basic and diluted (in dollars per share)	$ (0.36)	$ (0.72)	$ (0.96)	$ (1.2)	$ (1.08)	$ (0.96)	$ (1.02)	$ (1.14)	$ (1.14)	$ (2.86)

Condensed Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CURRENT ASSETS
Cash and cash equivalents	$ 38,049,095	$ 57,225,234	$ 69,600,199	$ 38,155,251	$ 29,858,465	$ 11,760,920
Prepaid expenses and other assets	534,037	801,147		2,469,879
TOTAL CURRENT ASSETS	38,583,132	58,026,381		40,625,130
PROPERTY AND EQUIPMENT, NET	1,184,764	861,364		635,776
OTHER ASSETS
Investments	3,413,762	3,405,807		3,405,807
Deposits	30,088	86,203		99,937
TOTAL ASSETS	43,211,746	62,379,755		44,766,650
CURRENT LIABILITIES
Accounts payable	2,004,814	3,150,677		4,864,217
Accrued compensation	463,942	1,597,329		526,022
Other accrued expenses	860,094	2,479,697		1,681,956
Current portion of convertible senior notes	7,593,216			1,111,132
TOTAL CURRENT LIABILITIES	10,922,066	7,227,703		8,183,327
Long-term convertible senior notes		17,336,760		17,436,201
TOTAL LIABILITIES	10,922,066	24,564,463		25,619,528
Capital stock
Capital stock	273,259,236	224,387,737		154,111,063
Accumulated deficit	(240,969,556)	(217,239,148)		(165,630,644)
TOTAL STOCKHOLDERS' EQUITY	32,289,680	7,148,589		(11,519,581)	(14,836,309)	13,826,419
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	43,211,746	31,713,052		14,099,947
Class C special stock
Capital stock
Capital stock	65	391		391
TOTAL STOCKHOLDERS' EQUITY		391		391	391	391
Common stock
Capital stock
Capital stock	273,259,171	224,387,346		154,110,672
TOTAL STOCKHOLDERS' EQUITY		$ 224,387,346		$ 154,110,672	$ 104,597,728	$ 85,732,688

Condensed Balance Sheets (Parenthetical)	Sep. 30, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Class C special stock
Capital stock, issued shares	65,211	65,214	65,214	65,214
Capital stock, outstanding shares	65,211	65,214
Common stock
Capital stock, issued shares	24,422,240	13,565,188	8,877,094	4,507,127
Capital stock, outstanding shares	24,422,240	13,565,188

Condensed Statements of Operations (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
REVENUE
Licensing revenue		$ 100,000
Royalty revenue	333,163	220,787
Total revenue	333,163	320,787
EXPENSES
Research and development	14,454,258	37,480,873
General and administration	5,327,711	5,257,853
Depreciation and amortization	87,548	118,132
Total expenses	19,869,517	42,856,858
OTHER
Convertible note fair value adjustment	(4,037,797)	(1,929,000)
Interest expense	(283,348)	(516,000)
Other income		15,000
Interest income	5,300	6,472
LOSS BEFORE INCOME TAX BENEFIT	(23,852,199)	(44,959,599)
Income tax benefit	121,791
Net Loss	$ (23,730,408)	$ (44,959,599)
BASIC AND DILUTED NET LOSS PER SHARE (in dollars per share)	$ (1.14)	$ (2.86)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic (in shares)	20,841,417	15,744,738
Diluted (in shares)	20,841,417	15,744,738

Condensed Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS (USED IN) OPERATING ACTIVITIES
Net loss	$ (23,730,408)	$ (44,959,599)
Adjustments to reconcile net loss to net cash (used in) operations
Depreciation and amortization	87,548	118,132
Loss on disposal of fixed assets	117,794	367,274
Employee & director stock-based compensation	852,468	886,564
Stock warrant expense - noncash		180,759
Convertible note fair value adjustment	4,037,797	1,929,000
Changes in other assets and liabilities affecting cash flows from operations
Prepaid expenses, deposits and other assets	323,225	1,539,903
Accounts payable and accrued liabilities	(3,807,074)	2,993,059
Net cash (used in) operating activities	(22,118,650)	(36,944,908)
CASH FLOWS (USED IN) INVESTING ACTIVITIES
Purchase of investment	(7,955)
Purchase of fixed assets	(528,742)	(645,603)
Net cash (used in) investing activities	(536,697)	(645,603)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
Fractional share payout	(658)
Proceeds from common stock option exercises		32,442
Proceeds from warrants exercised	211,068	24,063
Proceeds from issuance of common stock by underwritten offering		45,102,584
Proceeds from issuance of common stock by registered direct offering	3,268,798	23,876,370
Net cash provided by financing activities	3,479,208	69,035,459
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(19,176,139)	31,444,948
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	57,225,234	38,155,251
CASH AND CASH EQUIVALENTS AT END OF PERIOD	38,049,095	69,600,199
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Interest paid	184,094	344,000
Noncash investing and financing activities
Shares issued for convertible senior notes and accrued interest	13,881,052
Unpaid costs associated with registered direct offering	7,933
Unpaid costs associated with underwritten public offering		141,447
Purchase of fixed assets on account, non-cash investing activity		$ 59,016

DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

1. DESCRIPTION OF BUSINESS

        The corporate strategy of BioSante Pharmaceuticals, Inc. (the Company) is to develop high value medically-needed pharmaceutical products and to implement strategic alternatives with respect to its products and the Company, including licenses, business collaborations and other business combinations or transactions with other pharmaceutical and biotechnology companies.

        The Company's products, either approved or in clinical development, include: (1) LibiGel, once daily transdermal testosterone gel in Phase III clinical development for the treatment of female sexual dysfunction (FSD), specifically hypoactive sexual desire disorder (HSDD); (2) a once daily transdermal testosterone gel approved by the U.S. Food and Drug Administration (FDA) indicated for the treatment of hypogonadism, or testosterone deficiency in men, and licensed to Teva Pharmaceuticals USA, Inc. (Teva); (3) GVAX cancer vaccines, a portfolio of cancer vaccines, four of which have been granted FDA orphan drug designation, and which are currently in 17 Phase I and Phase II clinical trials for the treatment of various cancers; (4) The Pill-Plus (triple component contraceptive), once daily use of various combinations of estrogens, progestogens and androgens in Phase II development; and (5) Elestrin, once daily transdermal estradiol (estrogen) gel approved by the FDA indicated for the treatment of moderate-to-severe vasomotor symptoms (hot flashes) associated with menopause and marketed in the U.S. by Meda Pharmaceuticals Inc. (Meda), the Company's licensee.

1. DESCRIPTION OF BUSINESS

        BioSante Pharmaceuticals, Inc. (the Company) is a specialty pharmaceutical company focused on developing products for female sexual health and oncology. The Company's products, either approved or in human clinical development, include: (1) LibiGel, once daily transdermal testosterone gel in Phase III clinical development for the treatment of female sexual dysfunction (FSD), specifically hypoactive sexual desire disorder (HSDD); (2) a once daily transdermal testosterone gel approved by the U.S. Food and Drug Administration (FDA) indicated for the treatment of hypogonadism, or testosterone deficiency in men, and licensed to Teva Pharmaceuticals USA, Inc. (Teva); (3) GVAX cancer vaccines, a portfolio of cancer vaccines, four of which have been granted FDA orphan drug designation, and are currently in 17 Phase I and Phase II clinical trials for the treatment of various cancers; (4) The Pill-Plus (triple component contraceptive), once daily use of various combinations of estrogens, progestogens and androgens in Phase II development; and (5) Elestrin, once daily transdermal estradiol (estrogen) gel approved by the FDA indicated for the treatment of moderate-to-severe vasomotor symptoms (hot flashes) associated with menopause and marketed in the U.S. by Jazz Pharmaceuticals, Inc. (Jazz Pharmaceuticals), our licensee.

        The Company's lead product in development has been LibiGel for the treatment of FSD, specifically HSDD, in postmenopausal women, for which there is no FDA-approved pharmaceutical product. The Company continues to analyze the data from the two pivotal LibiGel Phase III efficacy trials first reported on December 14, 2011. Initial analysis of the efficacy data from these trials shows that the trials did not meet the co-primary or secondary endpoints. Although there were no statistical differences from placebo, results indicated that LibiGel performed as predicted based on previous experience with testosterone products for FSD. However, the placebo response in the two efficacy trials was overwhelming and unpredictable; and therefore, LibiGel's results were not shown to be statistically different from placebo. The LibiGel Phase III safety study, which completed enrollment in June 2011, continues and will continue during further analysis of the LibiGel efficacy data and until a final strategic decision has been made. It is the Company's objective to meet with the FDA to determine the best path forward, and to make a decision during the second quarter of 2012 whether to continue the LibiGel Phase III safety study.

        The Company's corporate strategy always has included product development of high value medically-needed pharmaceutical products. In light of recently announced top-line results from the Company's two pivotal LibiGel Phase III efficacy trials, the Company is assessing its corporate strategy. The Company is determining LibiGel's path forward and potential alternative strategies to utilize the continuing LibiGel Phase III cardiovascular events and breast cancer safety study. The Company also has expanded its efforts to explore new product development projects through in-licensing and mergers and acquisitions. In addition, a full review of the Company's GVAX cancer vaccine portfolio is underway.

        On January 31, 2012, the Company received a notice from the Listing Qualifications Department of The NASDAQ Stock Market indicating that, for the last 30 consecutive business days, the bid price for the Company's common stock had closed below the minimum $1.00 per share required for continued inclusion on The NASDAQ Global Market under NASDAQ Listing Rule 5450(a)(1). The notification letter stated that pursuant to NASDAQ Listing Rule 5810(c)(3)(A), the Company will be afforded 180 calendar days, or until July 30, 2012, to regain compliance with the minimum bid price requirement. In order to regain compliance, shares of the Company's common stock must maintain a minimum bid closing price of at least $1.00 per share for a minimum of 10 consecutive business days. If the Company does not regain compliance by July 30, 2012, the Company may transfer its common stock listing to The NASDAQ Capital Market and be eligible for an additional 180-day grace period if the Company meets the market value of publicly held shares requirement for continued listing and all other initial inclusion requirements for listing on The NASDAQ Capital Market, other than the minimum bid price requirement. In order to be afforded the additional 180-day compliance period, the Company also would need to provide NASDAQ written notice of its intention to cure the minimum bid price deficiency during the second compliance period by effecting a reverse stock split, if necessary. If the Company does not indicate its intent to cure the deficiency or if it does not appear to NASDAQ that it is possible for the Company to cure the deficiency, the Company will not be eligible for the second 180-day grace period and its common stock will be subject to delisting, which delisting determination the Company may appeal to a hearings panel at that time.

BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2012
BASIS OF PRESENTATION
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

        In the opinion of management, the accompanying unaudited condensed financial statements contain all necessary adjustments, which are of a normal recurring nature, to present fairly the financial position of the Company as of September 30, 2012, the results of operations for the nine months ended September 30, 2012 and 2011, and the cash flows for the nine months ended September 30, 2012 and 2011, in conformity with accounting principles generally accepted in the United States of America (GAAP). Operating results for the nine month period ended September 30, 2012 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2012. The Company does not have items of other comprehensive income for the nine month period ended September 30, 2012 or 2011; and therefore, has not presented comprehensive income.

        These unaudited interim condensed financial statements should be read in conjunction with the Company's audited financial statements for the year ended December 31, 2011, 2010 and 2009 and related notes contained elsewhere in this joint proxy statement/prospectus.

        On June 1, 2012, the Company effected a one-for-six reverse split of its outstanding common stock and class C special stock. These unaudited interim condensed financial statements give retroactive effect to the reverse stock split.

LIQUIDITY AND CAPITAL RESOURCES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
LIQUIDITY AND CAPITAL RESOURCES
LIQUIDITY AND CAPITAL RESOURCES

3. LIQUIDITY AND CAPITAL RESOURCES

        Substantially all of the Company's revenue to date has been derived from upfront, milestone and royalty payments earned on licensing transactions and from subcontracts. The Company's business operations to date have consisted mostly of licensing and research and development activities. The Company itself has not introduced commercially any products. To date, the Company has used primarily equity financings, and to a lesser extent, licensing income, interest income and the cash received from its 2009 merger with Cell Genesys, Inc. (Cell Genesys), to fund its ongoing business operations and short-term liquidity needs.

        As of September 30, 2012, the Company had $38,049,095 of cash and cash equivalents. As of September 30, 2012, the Company had outstanding $8,277,850 in aggregate principal amount of its 3.125% convertible senior notes due May 1, 2013. In August 2012, the Company completed an offering of an aggregate of 2,359,932 shares of the Company's common stock and warrants to purchase an aggregate of 1,179,966 shares of the Company's common stock, resulting in net proceeds of $3,268,798, after deducting placement agent fees and other offering expenses. See Note 7, "Stockholders' Equity," for additional discussion regarding the August 2012 registered direct offering.

        Absent the receipt of any additional licensing income or financing, the Company expects its cash and cash equivalents balance to decrease as the Company continues to use cash to fund its operations. Assuming the Company's pending merger with ANIP Acquisition Company d/b/a ANI Pharmaceuticals, Inc. (ANI) is completed during the first quarter of 2013 (see Note 10, "Subsequent Events"), the Company expects its cash and cash equivalents as of September 30, 2012 to meet the Company's liquidity requirements through at least the Company's anticipated closing of the merger, including the requirement under our merger agreement to have at least $17 million of net cash (as defined in the merger agreement) available upon the closing of the merger. If the Company's pending merger with ANI is not completed, the Company will need to reevaluate its strategic alternatives, which may include a sale of the company, liquidation of the company or other strategic transaction. The Company's liquidity position will be dependent upon the strategic alternative selected; however, assuming the Company does not enter into another strategic transaction, and assuming the Company decides not to commence the two new efficacy trials for LibiGel, the Company expects its cash and cash equivalents as of September 30, 2012 will be sufficient to meet the Company's liquidity requirements for at least the next 3-5 years. Additional financing would be required should the Company decide to commence the two new efficacy trials for LibiGel. These estimates may prove incorrect or the Company, nonetheless, may choose to raise additional financing earlier.

        The Company does not have any existing credit facilities under which the Company could borrow funds. In the event that the Company would require additional working capital to fund future operations, the Company could seek to acquire such funds through additional equity or debt financing arrangements. If the Company raises additional funds by issuing equity securities, the Company's stockholders may experience dilution. Debt financing, if available, may involve covenants restricting the Company's operations or the Company's ability to incur additional debt. There is no assurance that any financing transaction will be available on terms acceptable to the Company, or at all. As an alternative to raising additional financing, the Company may choose to attempt to license one or more of its products or technologies to a third party who may finance a portion or all of the continued development and, if approved, commercialization of that licensed product, sell certain assets or rights under the Company's existing license agreements. In addition, from time to time, the Company may purchase, exchange or restructure its outstanding convertible senior notes through cash purchases and/or exchanges for other equity securities of the Company, in open market purchases, privately negotiated transactions and/or a tender offer. Such purchases, exchanges or restructurings, if any, will depend on prevailing market conditions, the Company's available cash and cash equivalents, the Company's liquidity requirements, contractual restrictions and other factors. Such purchases, exchanges or restructurings could dilute the percentage ownership of the Company's stockholders, result in the issuance of securities at a discount to market price or that may have rights, preferences or privileges senior to those of the Company's existing stockholders and/or decrease the Company's cash balance. A significant decrease in the Company's cash balance, together with an inability to raise additional financing when needed, may impair the Company's ability to complete its proposed merger with ANI, execute other strategic alternatives or leave the Company without sufficient cash remaining for operations.

        The Company can provide no assurance that additional financing, if needed, will be available on terms favorable to the Company, or at all. This is particularly true if investors are not confident in the Company's business and future prospects, the future value of the Company and/or economic and market conditions deteriorate. In addition, the Company's ability to raise additional financing is limited by the terms of its agreement and plan of merger with ANI. See Note 10, "Subsequent Events." If adequate funds are not available or are not available on acceptable terms when the Company needs them, the Company may need to reduce its operating costs or the Company may be forced to complete other strategic alternatives, such as winding down its operations and liquidating the Company. In such case, the Company's stockholders could lose some or all of their investment.

3. LIQUIDITY AND CAPITAL RESOURCES

        Substantially all of the Company's revenue to date has been derived from upfront, milestone and royalty payments earned on licensing transactions and from subcontracts. The Company's business operations to date have consisted mostly of licensing and research and development activities and the Company expects this to continue for the immediate future. The Company has not introduced commercially any products. If and when the Company's products for which it has not entered into marketing relationships receive FDA approval, the Company may begin to incur other expenses, including sales and marketing related expenses if it chooses to market the products itself.

        During 2011, the Company raised approximately $68.9 million in net proceeds, after deducting placement agent fees, underwriters' discounts, commissions and other offering expenses, through the sale of common stock in an underwritten public offering and common stock and warrants in a registered direct offering, as more fully described in Note 9, "Stockholders' Equity."

        As of December 31, 2011, the Company had $57.2 million of cash and cash equivalents. Absent the receipt of any additional licensing income or financing, the Company expects its cash and cash equivalents balance to decrease as the Company continues to use cash to fund its operations, including in particular its LibiGel Phase III safety study if the Company decides to continue such study. As of March 12, 2012, the Company has $11.8 million in aggregate principal amount of 3.125% convertible senior notes due May 1, 2013 outstanding. In February 2012, the Company issued an aggregate of approximately 1.9 million shares of its common stock to one of the holders of the Company's 3.125% convertible senior notes due May 1, 2013 in exchange for cancellation of $9.0 million in aggregate principal amount of such notes, including accrued and unpaid interest. Assuming the Company continues its LibiGel Phase III safety study, the Company expects its cash and cash equivalents as of December 31, 2011 to meet its liquidity requirements through mid 2013. If the Company terminates its LibiGel Phase III safety study and assuming that the Company does so during the second quarter of 2012 and assuming no other corporate product development and activities, the Company expects its cash and cash equivalents to meet its liquidity requirements through late 2014. These estimates may prove incorrect or the Company, nonetheless, may choose to raise additional financing earlier.

        The Company's future capital requirements will depend upon numerous factors, including:

  •
  the progress, timing, cost and results of the Company's preclinical and clinical development programs, including in particular if the Company decides to continue its LibiGel Phase III safety study;
  •
  whether the Company in-licenses additional new products that require further development;

  •
  the cost, timing and outcome of regulatory actions with respect to the Company's products;

  •
  the Company's ability to obtain value from its current products and technologies and its ability to out-license its products and technologies to third parties for development and commercialization and the terms of such out-licensings;

  •
  the Company's ability to acquire or in-license additional new products and technologies and the costs and expenses of such acquisitions or licenses;

  •
  the timing and amount of any royalties, milestone or other payments that the Company may receive from or be obligated to pay to current and potential licensors, licensees and other third parties;

  •
  the costs of preparing, filing, prosecuting, maintaining and enforcing patent claims and other intellectual property rights;

  •
  the emergence of competing products and technologies, and other adverse market developments;

  •
  the perceived, potential and actual commercial success of the Company's products;

  •
  the outstanding principal amount of the Company's 3.125% convertible senior notes due May 1, 2013 that are scheduled to mature and become due and payable on May 1, 2013 and the Company's ability to avoid a "fundamental change" or an "event of default" under the indenture governing such notes, which may cause such notes to become due and payable prior to their maturity date on May 1, 2013;

  •
  the Company's operating expenses;

  •
  the success, progress, timing and costs of the Company's business development efforts to implement business collaborations, licenses and other business combinations or transactions, and the Company's efforts to evaluate various strategic alternatives available with respect to its products and the Company; and

  •
  the resolution of the Company's pending purported class action litigation.

        The Company does not have any existing credit facilities under which the Company could borrow funds. In the event that the Company would require additional working capital to fund future operations, the Company could seek to acquire such funds through additional equity or debt financing arrangements. If the Company raises additional funds by issuing equity securities, the Company's stockholders may experience dilution. Debt financing, if available, may involve covenants restricting the Company's operations or the Company's ability to incur additional debt. There is no assurance that any financing transaction will be available on terms acceptable to the Company, or at all. As an alternative to raising additional financing, the Company may choose to license one or more of its products or technologies to a third party who may finance a portion or all of the continued development and, if approved, commercialization of that licensed product, sell certain assets or rights under the Company's existing license agreements or enter into other business collaborations or combinations, including the possible sale of the Company. In addition, from time to time, the Company may purchase, exchange or restructure its outstanding convertible senior notes through cash purchases and/or exchanges for other equity securities of the Company, in open market purchases, privately negotiated transactions and/or a tender offer. Such additional purchases, exchanges or restructurings, if any, will depend on prevailing market conditions, the Company's available cash and cash equivalents, the Company's liquidity requirements, contractual restrictions and other factors. Such future purchases, exchanges or restructurings could dilute the percentage ownership of the Company's stockholders, result in the issuance of securities at a discount to market price or that may have rights, preferences or privileges senior to those of the Company's existing stockholders and/or decrease the Company's cash balance. A significant decrease in the Company's cash balance may impair the Company's ability to execute strategic alternatives or leave the Company without sufficient cash remaining for operations.

        The announcement of the results of the Company's LibiGel Phase III efficacy trials has significantly depressed the trading price of the Company's common stock and if the Company terminates its LibiGel Phase III safety study, the trading price of the Company's common stock could be depressed further and affect adversely the Company's ability to raise additional capital. The decrease in the trading price of the Company's common stock has resulted in the bid price for the Company's common stock failing to meet the minimum $1.00 per share required for continued inclusion on The NASDAQ Global Market. The Company has until July 30, 2012 to regain compliance with the minimum bid price requirement. In order to regain compliance, shares of the Company's common stock must maintain a minimum bid closing price of at least $1.00 per share for a minimum of 10 consecutive business days. If the Company does not regain compliance by July 30, 2012, the Company may transfer its common stock listing to The NASDAQ Capital Market and be eligible for an additional 180-day grace period if the Company meets the market value of publicly held shares requirement for continued listing and all other initial inclusion requirements for listing on The NASDAQ Capital Market, other than the minimum bid price requirement. In order to be afforded the additional 180-day compliance period, the Company also would need to provide NASDAQ written notice of the Company's intention to cure the minimum bid price deficiency during the second compliance period by effecting a reverse stock split, if necessary. If the Company does not indicate its intent to cure the deficiency or if it does not appear to NASDAQ that it is possible for the Company to cure the deficiency, the Company will not be eligible for the second 180-day grace period and its common stock will be subject to delisting, which delisting determination the Company may appeal to a hearings panel at that time. A delisting of the Company's common stock from NASDAQ or even the transfer of the Company's common stock listing to The NASDAQ Capital Market could result in further decreases in the trading price of the Company's common stock and, among other things, could harm the Company's ability to raise financing.

        In addition, the announcement of the results of the Company's LibiGel Phase III efficacy trials has resulted in pending purported class action litigation of which the Company, along with its President and Chief Executive Officer, are defendants, which litigation is described in more detail in Note 13, "Commitments and Contingencies". While the Company believes the actions are without merit and intends to defend the actions vigorously, such litigation could divert management's attention, harm the Company's business and/or reputation and result in significant liabilities, as well as harm the Company's ability to raise financing.

        The Company can provide no assurance that additional financing, if needed, will be available on terms favorable to the Company, or at all. This is particularly true if investors are not confident in the future value of the Company, the Company loses the NASDAQ listing of its common stock and/or economic and market conditions deteriorate. If adequate funds are not available or are not available on acceptable terms when the Company needs them, the Company may need to cut its operating costs further or the Company may be forced to explore other strategic alternatives, such as selling or merging the Company or winding down its operations and liquidating the Company. In such case, the Company's stockholders could lose some or all of their investment.

BASIC AND DILUTED NET LOSS PER SHARE	9 Months Ended
Sep. 30, 2012
BASIC AND DILUTED NET LOSS PER SHARE
BASIC AND DILUTED NET LOSS PER SHARE

4. BASIC AND DILUTED NET LOSS PER SHARE

        The basic and diluted net loss per share is computed based on the weighted average number of shares of common stock and class C special stock outstanding, all being considered as equivalent of one another. Basic net loss per share is computed by dividing the net loss by the weighted average number of shares outstanding for the reporting period. Diluted net loss per share is intended to reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Because the Company has incurred net losses from operations in each of the periods presented, the Company's outstanding options, warrants and convertible debt are antidilutive; accordingly, such securities are excluded from the computation of diluted net loss per share and there is no difference between basic and diluted net loss per share amounts.

CONVERTIBLE SENIOR NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
CONVERTIBLE SENIOR NOTES
CONVERTIBLE SENIOR NOTES

5. CONVERTIBLE SENIOR NOTES

        The Company has outstanding 3.125% convertible senior notes due May 1, 2013 (the 2013 Notes). The aggregate principal amount of the 2013 Notes outstanding at September 30, 2012 was $8,277,850. In February 2012, the Company issued 1,868,055 shares of its common stock to one of the holders of the 2013 Notes in exchange for the cancellation of $9,000,000 in aggregate principal amount of such notes and the related accrued and unpaid interest of $79,024. In July 2012, the Company issued an aggregate of 1,784,070 shares of its common stock to two of the holders of the 2013 Notes in exchange for the cancellation of $3,504,150 in aggregate principal amount of such notes and accrued and unpaid interest of $20,686. Non-cash fair value adjustments of $(2,545,530) and $(611,621) were recorded during the first and third quarters of 2012 as a result of the cancellation of such notes. The fair value adjustment recorded upon the cancellation of the 2013 Notes is primarily attributable to the time value effect of settling these obligations at a date prior to the stated maturity of the 2013 Notes.

        The remaining $8,277,850 aggregate principal amount of the 2013 Notes are exchangeable at the option of the holder or upon certain specified events into an aggregate of approximately 370,871 shares of the Company's common stock at a conversion price of $22.32 per share. The 2013 Notes are general, unsecured obligations of the Company and are described in Note 7 to the Company's financial statements for the year ended December 31, 2011. As of September 30, 2012, the 2013 Notes were not eligible for redemption. The indenture governing the 2013 Notes, as supplemented by the supplemental indenture, does not contain any financial covenants and does not restrict the Company from paying dividends, incurring additional debt or issuing or repurchasing the Company's other securities. In addition, the indenture, as supplemented by the supplemental indenture, does not protect the holders of the 2013 Notes in the event of a highly leveraged transaction or a fundamental change of the Company except in certain circumstances specified in the indenture.

        As described in Note 3, "Liquidity and Capital Resources," from time to time, the Company may purchase, exchange or restructure its outstanding 2013 Notes through cash purchases and/or exchanges for other equity securities of the Company, in open market purchases, privately negotiated transactions and/or a tender offer.

        The Company has elected to record the 2013 Notes at fair value in order to simplify the accounting for the convertible debt, inclusive of the redemption, repurchase and conversion adjustment features which otherwise would require specialized valuation, bifurcation and recognition. Accordingly, the Company has adjusted the carrying value of the 2013 Notes to their fair value as of September 30, 2012, with changes in the fair value of the 2013 Notes occurring since December 31, 2011, reflected in fair value adjustment in the unaudited condensed statements of operations. As described in Note 9, "Fair Value Measurements," the fair value of the 2013 Notes is based on Level 2 inputs. The recorded fair value of the 2013 Notes of an aggregate of $7,593,216 as of September 30, 2012 differs from their total stated aggregate principal amount of $8,277,850 as of such date by $684,634. During the nine months ended September 30, 2012, the Company recorded a fair value adjustment of $(4,037,797) related to the 2013 Notes that were converted to common stock during 2012 or that remained outstanding as of September 30, 2012, that for the nine months ended September 30, 2012 increased the recorded liability and corresponding expense. For the nine months ended September 30, 2011, the Company recorded a fair value adjustment of $(1,929,000) that increased the recorded liability and corresponding expense, respectively.

        For the nine months ended September 30, 2012 and 2011, approximately $(41,000) and $230,000, respectively, of the fair value adjustment was attributable to the change in instrument specific credit risk. The change in the aggregate fair value of the 2013 Notes due to instrument specific credit risk for the nine months ended September 30, 2012 was estimated by calculating the difference between the September 30, 2012 fair value of the 2013 Notes as recorded and what the fair value of the 2013 Notes would have been on September 30, 2012 if the December 31, 2011 discount rate continued to be used in the calculation.

        The instrument specific credit risk for both periods has increased the fair value of the 2013 Notes as market borrowing rates have decreased for similarly rated companies and are estimated to have decreased for the Company as well, indicating a lower credit spread assuming no significant changes in the risk-free borrowing rate.

        The Company establishes the value of the 2013 Notes based upon contractual terms of the 2013 Notes, as well as certain key assumptions.

        The assumptions as of September 30, 2012 were:

Average risk-free rate	0.14%
Volatility of BioSante common stock	90.0%
Discount rate for principal payments in cash	19.6%

        The discount rate is based on observed yields as of the measurement date for debt securities of entities having a Ca and Caa3 rating for long-term corporate obligations as assigned by Moody's Investors Service. Volatility is based on the historical fluctuations in the Company's stock price for a period of time equal to the remaining time until the debt maturity. The risk-free rate is based on observed yields as of the measurement date of six month and one-year U.S. Treasury Bonds.

7. CONVERTIBLE SENIOR NOTES

        As a result of the Company's merger with Cell Genesys, the Company assumed liabilities related to two series of convertible senior notes of Cell Genesys—$1,234,000 aggregate principal amount of 3.125% convertible senior notes due November 1, 2011 (the 2011 Notes) and $20,782,000 aggregate principal amount of 3.125% convertible senior notes due May 1, 2013 (the 2013 Notes and collectively with the 2011 Notes, the Notes). The conversion features of the Notes were adjusted for the exchange ratio used in the merger, as described in Note 9, "Stockholders' Equity."

        Immediately prior to November 1, 2011, the Company repaid in its entirety the outstanding aggregate principal amount of the 2011 Notes and all accrued interest thereon through such date. As of December 31, 2011, the 2013 Notes remained outstanding. In February 2012, the Company issued 1.9 million shares of its common stock to one of the holders of the 2013 Notes in exchange for cancellation of an aggregate of $9.0 million principal amount of such notes, including accrued and unpaid interest. The $11.8 million principal amount of the remaining 2013 Notes are exchangeable at the option of the holder or upon certain specified events into an aggregate of approximately 0.5 million shares of the Company's common stock at a conversion price of $22.32 per share. The 2013 Notes are our general, unsecured obligations, ranking equally with all of the Company's existing and future unsubordinated, unsecured indebtedness and senior in right of payment to any subordinated indebtedness, but are effectively subordinated to all of the Company's existing and future secured indebtedness to the extent of the value of the related security, and structurally subordinated to all existing and future liabilities and other indebtedness of the Company's subsidiaries. The 2013 Notes are subject to repurchase by the Company at each holder's option, if a fundamental change (as defined in the indenture) occurs, at a repurchase price equal to 100 percent of the principal amount of the 2013 Notes, plus accrued and unpaid interest on the repurchase date and are subject to redemption for cash by the Company, in whole or in part, at a redemption price equal to 100 percent of the principal amount of such notes plus accrued and unpaid interest to the redemption date, if the closing price of the Company's common stock has exceeded 150 percent of the conversion price then in effect with respect to such notes for at least 20 trading days in any period of 30 consecutive trading days ending on the trading day prior to the mailing of the notice of redemption. As of December 31, 2011, the 2013 Notes were not eligible for redemption. The indenture governing the 2013 Notes, as supplemented by the supplemental indenture, does not contain any financial covenants and does not restrict the Company from paying dividends, incurring additional debt or issuing or repurchasing the Company's other securities. In addition, the indenture, as supplemented by the supplemental indenture, does not protect the holders of the 2013 Notes in the event of a highly leveraged transaction or a fundamental change of the Company except in certain circumstances specified in the indenture.

        From time to time, the Company may purchase, exchange or restructure its outstanding 2013 Notes through cash purchases and/or exchanges for other equity securities of the Company, in open market purchases, privately negotiated transactions and/or a tender offer. Such additional purchases, exchanges or restructurings, if any, will depend on prevailing market conditions, the Company's available cash and cash equivalents, the Company's liquidity requirements, contractual restrictions and other factors. Such future purchases, exchanges or restructurings could dilute the percentage ownership of the Company's stockholders, result in the issuance of securities at a discount to market price or that may have rights, preferences or privileges senior to those of the Company's existing stockholders and/or decrease the Company's cash balance. A significant decrease in the Company's cash balance may impair the Company's ability to execute strategic alternatives or leave the Company without sufficient cash remaining for operations.

        The Company has elected to record the Notes at fair value in order to simplify the accounting for the convertible debt, inclusive of the redemption, repurchase and conversion adjustment features which would otherwise require specialized valuation, bifurcation and recognition. Accordingly, the Company has adjusted the carrying value of the Notes to their fair value as of December 31, 2011, with changes in the fair value of the Notes occurring since December 31, 2010, reflected in fair value adjustment in the statements of operations. The fair value of the Notes is based on Level 2 inputs. The recorded fair value of the Notes of an aggregate of $17,336,760 as of December 31, 2011 differs from their total stated principal amount of $20,782,000 by $3,445,240. The recorded value of the Notes of an aggregate of $18,547,333 as of December 31, 2010 differs from their total stated principal amount of $22,016,000 by $3,468,667. The Company recorded fair value adjustments of $(23,427) and $(1,870,916) related to the Notes for the years ended December 31, 2011 and 2010, respectively, to increase its recorded liability and corresponding expense in 2011 and 2010.

        For the year ended December 31, 2010, approximately $184,000 of the fair value adjustment was attributable to the change in instrument specific credit risk. There was no significant change in the fair value of the convertible senior notes due to a change in instrument specific credit risk for the years ended December 31, 2011 or 2009. The change in the aggregate fair value of the Notes due to instrument specific credit risk was estimated by calculating the difference between the December 31, 2010 fair value of the Notes as recorded and what the fair value of the convertible notes would have been on December 31, 2010 if the December 31, 2009 discount rate continued to be used in the calculation. The instrument specific credit risk for the year ended December 31, 2010 has increased the fair value of the Notes as market borrowing rates have decreased for similarly rated companies and are estimated to have decreased for the Company as well, indicating a lower credit spread assuming no significant changes in the risk-free borrowing rate.

        The Company establishes the value the convertible senior notes based upon contractual terms of the notes, as well as certain key assumptions.

        The assumptions as of December 31, 2011 were:

2013 Notes
Average risk-free rate	0.19%
Volatility of BioSante common stock	77.4%
Discount rate for principal payments in cash	18.5%

        The assumptions as of December 31, 2010 were:

	2013 Notes	2011 Notes
Average risk-free rate	0.82%	0.29%
Volatility of BioSante common stock	78.7%	61.0%
Discount rate for principal payments in cash	17.0%	17.0%

        The discount rate is based on observed yields as of the measurement date for debt securities of entities having a Ca and Caa3 rating for long-term corporate obligations as assigned by Moody's Investors Service. Volatility is based on the historical fluctuations in the Company's stock price for a period of time equal to the remaining time until the debt maturity. The risk-free rate is based on observed yields as of the measurement date of one-year, two-year and three-year U.S. Treasury Bonds.

        The following table represents the scheduled maturities of required principal payments by year related to the convertible senior notes at December 31, 2011:

2012	$—
2013	20,782,000

Total	$20,782,000

STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

6. STOCK-BASED COMPENSATION

        The Company typically grants options to purchase shares of the Company's common stock to existing employees and non-employee directors on an annual basis during the first quarter of each year and to new employees and non-employee directors throughout the year on or around the date their employment or service with the Company commences. All options are granted under the BioSante Pharmaceuticals, Inc. Amended and Restated 2008 Stock Incentive Plan (the 2008 Plan). As of September 30, 2012, approximately 981,272 shares of the Company's common stock remain available for issuance under the 2008 Plan.

        During the nine months ended September 30, 2012, the Company granted options under the 2008 Plan to purchase an aggregate of 358,582 shares of the Company's common stock to certain employees of the Company and the Company's non-employee directors with a weighted average exercise price of $4.08 per share. Options to purchase an aggregate of 105,781 shares of the Company's common stock expired and were cancelled during the nine months ended September 30, 2012. Options are granted at an exercise price equal to the closing price of the Company's common stock on the date of the grant. No options were exercised during the nine months ended September 30, 2012.

        No warrants were granted during the nine months ended September 30, 2012, other than the warrants issued in conjunction with the Company's August 2012 offering described in Note 7, "Stockholders' Equity".

10. STOCK-BASED COMPENSATION

        The Company has two stockholder-approved equity-based compensation plans under which stock options have been granted—the BioSante Pharmaceuticals, Inc. Amended and Restated 1998 Stock Plan (1998 Plan) and the BioSante Pharmaceuticals, Inc. Second Amended and Restated 2008 Stock Incentive Plan (2008 Plan) (collectively, the Plans). The 2008 Plan replaced the 1998 Plan except with respect to options outstanding under the 1998 Plan. As of December 31, 2011, the number of shares of the Company's common stock authorized for issuance under the 2008 Plan, subject to adjustment as provided in the 2008 Plan, was 1,000,000 plus the number of shares subject to options outstanding under the 1998 Plan as of the effective date of the 2008 Plan but only to the extent that such outstanding options are forfeited, expire or otherwise terminate without the issuance of such shares. Of such authorized shares, 3,416 shares had been issued and 587,666 shares were subject to outstanding stock options as of December 31, 2011.

        Outstanding employee stock options generally vest over a period of three or four years and have 10-year contractual terms. Upon exercise of an option, the Company issues new shares of its common stock. From time to time, the Company grants employee stock options that have performance condition-based vesting provisions which result in expense when such performance conditions are probable of being achieved. None of these options were outstanding as of December 31, 2011. The non-cash, stock-based compensation cost that was incurred by the Company in connection with the 1998 Plan and the 2008 Plan was $1,177,683, $992,757 and $1,254,503 for the years ended December 31, 2011, 2010 and 2009, respectively. No income tax benefit was recognized in the Company's statements of operations for stock-based compensation arrangements due to the Company's net loss position.

        The weighted average fair value of the options at the date of grant for options granted during 2011, 2010 and 2009 was $7.32, $6.66 and $6.24 per share, respectively. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2011	2010	2009
Expected option life (years)	5.5 - 6.25	6.00	6.00
Risk-free interest rate	1.175% - 2.57%	2.42%	2.74%
Expected stock price volatility	69.07% - 72.16%	76.05%	76.75%
Dividend yield	—	—	—

        The Company uses the simplified method to estimate the life of options. The risk-free interest rate used is the yield on a United States Treasury note as of the grant date with a maturity equal to the estimated life of the option. The Company calculated a volatility rate based on the closing price for its common stock at the end of each calendar month as reported by the NASDAQ Global Market. The Company has not in the past issued a cash dividend nor does it have any current plans to do so in the future; and therefore, an expected dividend yield of zero was used.

        The following table summarizes the stock option compensation expense for employees and non-employees recognized in the Company's statements of operations for each period:

	2011	2010	2009
Research and development	$423,925	$325,208	$361,773
General and administrative	753,758	667,549	892,730

Total stock-based compensation expense	$1,177,683	$992,757	$1,254,503

        A summary of activity under the Plans during the year ended December 31, 2011 is presented below:

Options	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Term	Aggregate Intrinsic Value
Outstanding December 31, 2010	619,572	$22.14	6.74	$162,892
Granted	346,541	$11.40
Exercised	3,194	$10.14
Forfeited or expired	56,059	$17.70

Outstanding December 31, 2011	906,860	$18.36	6.97	$0

Exercisable at December 31, 2011	474,671	$25.14	5.40	$0

Vested or expected to vest at December 31, 2011	879,777	$18.36	6.95	$0

        There is no aggregate intrinsic value of the Company's outstanding and exercisable options as of December 31, 2011.

        As of December 31, 2011, there was $2,089,729 of total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the Plans. The cost is expected to be recognized over a weighted-average period of 2.76 years.

        The intrinsic value of options exercised during the year ended December 31, 2011 and 2010 was $22,106 and $974, respectively. The Company did not receive a tax benefit related to the exercise of these options because of its net operating loss position. The total fair value of shares vested during the years ended December 31, 2011, 2010 and 2009 was $667,171, $764,921 and $788,461, respectively.

STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

7. STOCKHOLDERS' EQUITY

        During the nine months ended September 30, 2012, the Company issued an aggregate of 3,652,125 shares of its common stock to holders of the 2013 Notes in exchange for the cancellation of $12,504,150 in aggregate principal amount of such notes and accrued and unpaid interest of $99,710. See Note 5, "Convertible Senior Notes" for information regarding the 2013 Notes.

        In August 2012, the Company completed an offering of 2,359,932 shares of its common stock and warrants to purchase an aggregate of 1,179,966 shares of its common stock at a purchase price of $1.4725 per share to one institutional investor for gross proceeds of $3,475,000. The offering resulted in net proceeds to the Company of $3,268,798, after deducting placement agent fees and offering expenses. The warrants are exercisable immediately and continue for a period of 5 years, at an exercise price of $1.50 per share. The number of shares issuable upon exercise of the warrants and the exercise price of the warrants are adjustable in the event of stock splits, combinations and reclassifications, but not in the event of the issuance of additional securities. On September 20, 2012, warrants from the August 2012 offering to purchase an aggregate of 140,712 shares of common stock were exercised resulting in proceeds of $211,068 to the Company.

        On May 30, 2012, the Company's stockholders approved an amendment to the Company's Restated Certificate of Incorporation to effect a reverse split of the Company's outstanding shares of common stock and class C special stock in the discretion of the Company's Board of Directors at an exchange ratio of not less than one-for-two and not more than one-for-ten. On June 1, 2012, the Board of Directors of the Company effected a one-for-six reverse split of the Company's outstanding shares of common stock and class C special stock. No fractional shares were issued as a result of the reverse stock split, and stockholders who otherwise would have been entitled to a fractional share received, in lieu thereof, a cash payment based on the closing sale price of BioSante's common stock on June 1, 2012. The total cash payment for fractional shares was $658. The reverse stock split did not change the number of authorized shares of the Company's common stock or class C special stock or the par value of the Company's common stock or class C special stock, but because the number of authorized shares of the Company's common stock and class C special stock was not affected, the effect of the reverse stock split was to increase the number of authorized but unissued shares of the Company's common stock and class C special stock. The primary purpose of the reverse stock split was to increase the Company's ability to maintain the listing of its common stock on The NASDAQ Global Market.

9. STOCKHOLDERS' EQUITY

  Authorized and Outstanding Capital Stock

        The Company is authorized to issue 200,000,000 shares of common stock, $0.0001 par value per share, 4,687,684 shares of class C special stock, $0.0001 par value per share, and 10,000,000 shares of undesignated preferred stock, $0.0001 par value per share.

        No shares of preferred stock were outstanding as of December 31, 2011 or 2010.

        There were 65,214 shares of class C special stock issued and outstanding as of December 31, 2011 and 2010. Each share of class C special stock entitles its holder to one vote per share. Each share of class C special stock is exchangeable, at the option of the holder, for one share of the Company's common stock, at an exchange price of $15.00 per share, subject to adjustment upon certain capitalization events. Holders of class C special stock are not entitled to receive dividends or to participate in the distribution of the Company's assets upon any liquidation, dissolution or winding-up of the Company. The holders of class C special stock have no cumulative voting, preemptive, subscription, redemption or sinking fund rights.

        There were 18,269,754 and 13,565,188 shares of common stock issued and outstanding as of December 31, 2011 and 2010, respectively. The Company has presented the par values of its common stock and the related additional paid in capital on a combined basis for all periods presented.

  Underwritten Public Offering

        On August 2, 2011, the Company completed an underwritten public offering of an aggregate of 2.7 million shares of its common stock at a purchase price of $18.00 per share, resulting in net proceeds of approximately $45.0 million, after underwriters' discounts, commissions and offering expenses.

  Registered Direct Offerings

        On March 8, 2011, the Company completed a registered direct offering of 2,033,247 shares of its common stock and warrants to purchase an aggregate of 711,636 shares of its common stock at a purchase price of $12.3678 per share to institutional investors for gross proceeds of $25.1 million. The offering resulted in net proceeds to the Company of $23.9 million, after deducting placement agent fees and offering expenses. The warrants are exercisable immediately and continuing for a period of three years, at an exercise price of $13.50 per share. In connection with the offering, the Company issued the placement agent warrants to purchase an aggregate of 40,665 shares of the Company's common stock at an exercise price of $15.48 per share, which warrants are exercisable immediately and will expire on June 9, 2014.

        On March 8, 2010, the Company completed a registered direct offering of an aggregate of 1,734,104 shares of its common stock and warrants to an aggregate of 867,052 shares of its common stock, at a purchase price of $10.38 per share to funds affiliated with two institutional investors resulting in net proceeds to the Company of approximately $17.5 million, after deducting placement agent fees and other offering expenses. The warrants are exercisable beginning on September 9, 2010, have an exercise price of $12.48 per share and will expire on September 8, 2015. In connection with the offering, the Company issued the placement agent warrants to purchase an aggregate of 34,682 shares of the Company's common stock at an exercise price of $12.96 per share, which warrants are exercisable beginning on September 8, 2010 and will expire on June 9, 2014.

        On June 23, 2010, the Company completed a registered direct offering of 1,189,061 shares of its common stock and warrants to purchase an aggregate of 594,530 shares of its common stock at a purchase price of $12.615 per share to funds affiliated with certain institutional investors for gross proceeds of $15.0 million. The offering resulted in net proceeds to the Company of approximately $14.1 million, after deducting placement agent fees and offering expenses. The warrants are exercisable immediately, have an exercise price of $14.70 per share and will expire on June 23, 2015. In connection with the offering, the Company issued the placement agent warrants to purchase an aggregate of 35,671 shares of the Company's common stock at an exercise price of $15.78 per share, which warrants are exercisable immediately and will expire on June 9, 2015.

        On December 31, 2010, the Company completed a registered direct offering of 1,764,706 shares of its common stock and warrants to purchase an aggregate of 882,353 shares of its common stock at a purchase price of $10.20 per share to funds affiliated with certain institutional investors for gross proceeds of $18.0 million. The offering resulted in net proceeds to the Company of approximately $16.9 million, after deducting placement agent fees and offering expenses. The warrants are exercisable immediately, have an exercise price of $12.00 per share and expire on December 30, 2015. In connection with the offering, the Company issued the placement agent warrants to purchase an aggregate of 52,941 shares of the Company's common stock at an exercise price of $12.75, which warrants are exercisable immediately and will expire on June 9, 2015.

  Acquisition of Net Assets of Cell Genesys

        In October 2009, the Company acquired Cell Genesys in a direct merger. As a result of the merger, each share of common stock of Cell Genesys issued and outstanding immediately prior to the effective time of the merger was converted into the right to receive 0.0305 of a share of the Company's common stock. In the aggregate, the Company issued approximately 3.4 million shares of its common stock to former Cell Genesys stockholders in connection with the merger. All options to purchase shares of Cell Genesys common stock, other than certain designated options held by certain of Cell Genesys's former officers (Assumed Options), became fully vested and exercisable until immediately prior to the effective time of the merger. At the effective time of the merger, such unexercised options other than the Assumed Options terminated. The Assumed Options were assumed by the Company and will remain outstanding following the merger, but converted into and became options to purchase shares of the Company's common stock on terms substantially identical to those in effect prior to the merger, except for adjustments to the underlying number of shares and the exercise price based on the 0.0305 exchange ratio. As a result of the merger, the Assumed Options converted into options to purchase an aggregate of 39,071 shares of the Company's common stock at a weighted average exercise price of $118.38 per share. All warrants to purchase shares of Cell Genesys common stock which by their terms survived the merger (Assumed Warrants) were assumed by the Company, but were converted into and became warrants to purchase shares of the Company's common stock on terms substantially identical to those in effect prior to the merger, except for adjustments to the underlying number of shares and the exercise price based on the 0.0305 exchange ratio. As a result of the merger, these Assumed Warrants converted into warrants to purchase an aggregate of 65,874 shares of the Company's common stock at a weighted average exercise price of $235.62 per share.

        For additional discussion regarding the merger with Cell Genesys and the assets and liabilities acquired, see Note 4, "Acquisition of Net Assets of Cell Genesys."

  Convertible Senior Notes

        See Note 7, "Convertible Senior Notes" for information regarding the convertible senior notes assumed in the Cell Genesys merger.

  Warrants

        As of December 31, 2011, warrants to purchase an aggregate of 3,794,741 shares of the Company's common stock were outstanding and exercisable as of December 31, 2011:

Issue Date	Number of Underlying Shares Of Common Stock	Per Share Exercise Price	Expiration Date
December 15, 2008	50,000	$24.00	June 14, 2014
July 21, 2009	30,000	$12.00	July 20, 2012
August 13, 2009	400,000	$15.00	August 12, 2014
August 13, 2009	40,000	$15.00	June 9, 2014
October 14, 2009	65,874	$235.62	April 1, 2012
March 8, 2010	867,052	$12.48	September 8, 2015
March 8, 2010	34,682	$12.96	June 9, 2014
June 23, 2010	594,530	$14.70	June 23, 2015
June 23, 2010	35,671	$15.78	June 9, 2015
November 22, 2010	30,000	$12.00	November 21, 2013
December 30, 2010	882,353	$12.00	December 30, 2015
December 30, 2010	52,941	$12.75	June 9, 2015
March 8, 2011	670,971	$13.50	March 8, 2014
March 8, 2011	40,665	$15.48	June 9, 2014

        During 2011, the Company issued warrants to purchase an aggregate of 711,636 shares of the Company's common stock in connection with the March 2011 registered direct offering as described above. During 2011, warrants to purchase an aggregate of 1,458 shares of common stock were exercised and warrants to purchase an aggregate of 151,868 shares of the Company's common stock expired unexercised.

        During 2010, the Company issued warrants to purchase an aggregate of 2,467,230 shares of the Company's common stock in connection with registered direct offerings as described above, and warrants to purchase 30,000 shares of the Company's common stock as compensation for investor relations services as described below. During 2010, no warrants were exercised and warrants to purchase an aggregate of 127,291 shares of the Company's common stock expired unexercised.

        During 2009, the Company issued warrants to purchase an aggregate of 440,000 shares of the Company's common stock in connection with a registered direct offering, warrants to purchase an aggregate of 65,874 shares of the Company's common stock in connection with the Cell Genesys merger, and warrants to purchase 30,000 shares of the Company's common stock as compensation for investor relations services as described below. During 2009, no warrants were exercised and warrants to purchase an aggregate of 89,166 shares of the Company's common stock expired unexercised.

        In 2011, 2010 and 2009, the Company issued warrants to purchase 0, 30,000 and 30,000 shares of the Company's common stock, respectively, in consideration for various investor relations services. The warrants became exercisable on a ratable basis over a twelve-month period from the date of grant. The Company uses the Black-Scholes pricing model to value these types of warrants and remeasures the awards each quarter until the measurement date is established. For the years ended December 31, 2011, 2010 and 2009, the Company recorded $204,980, $65,529 and $64,103, respectively, in non-cash general and administrative expense pertaining to consultant warrants.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

8. COMMITMENTS AND CONTINGENCIES

  Aptar Pharma—Gel Packaging Machine

        The Company has a commitment with Aptar Pharma to purchase a gel packaging machine for $844,740. As of September 30, 2012, the Company had paid Aptar $804,132. The remaining obligation of $40,608 is due upon the shipment, assembly and calibration of the machine at a location designated by the Company. In light of the Company's pending merger with ANI (see Note 10, "Subsequent Events"), the Company is evaluating the future plans for this gel packaging machine.

  Pending Litigation

        On February 3, 2012, a purported class action lawsuit was filed in the United States District Court for the Northern District of Illinois under the caption Thomas Lauria, on behalf of himself and all others similarly situated v. BioSante Pharmaceuticals, Inc. and Stephen M. Simes naming the Company and the Company's President and Chief Executive Officer, Stephen M. Simes, as defendants. The complaint alleges that certain of the Company's disclosures relating to the efficacy of LibiGel and its commercial potential were false and/or misleading and that such false and/or misleading statements had the effect of artificially inflating the price of the Company's securities resulting in violations of Section 10(b) of the Securities Exchange Act of 1934, as amended (Exchange Act), Rule 10b-5 and Section 20(a) of the Exchange Act. Although a substantially similar complaint was filed in the same court on February 21, 2012, such complaint was voluntarily dismissed by the plaintiff in April 2012. The plaintiff seeks to represent a class of persons who purchased the Company's securities between February 10, 2010 and December 15, 2011, and seeks unspecified compensatory damages, equitable and/or injunctive relief, and reasonable costs, expert fees and attorneys' fees on behalf of such purchasers. The Company believes the action is without merit and intends to defend the action vigorously. On October 10, 2012, the District Court entered an order setting the dates on which the plaintiff's consolidated amended complaint is due and establishing a briefing schedule on the defendants' anticipated motion to dismiss. On November 6, 2012, plaintiff filed a consolidated amended complaint; the Company and Mr. Simes intend to file motions to dismiss the consolidated amended complaint on or before December 21, 2012.

        On May 7, 2012, Jerome W. Weinstein, a purported stockholder of the Company filed a shareholder derivative action in the United States District Court for the Northern District of Illinois under the caption Weinstein v. BioSante Pharmaceuticals, Inc. et al., naming the Company's directors as defendants and the Company as a nominal defendant. A substantially similar complaint was filed in the same court on May 22, 2012 and another substantially similar complaint was filed in the Circuit Court for Cook County, Illinois, County Department, Chancery Division, on June 27, 2012. The suits generally related to the same events that are the subject of the class action litigation described above. The complaints allege breaches of fiduciary duty, abuse of control, gross mismanagement and unjust enrichment as causes of action occurring from at least February 2010 through December 2011. The complaints seek unspecified damages, punitive damages, costs and disbursements and unspecified reform and improvements in the Company's corporate governance and internal control procedures. On September 24, 2012, the District Court consolidated the two cases before it and entered a stipulation and order setting the dates on which the plaintiff's consolidated amended complaint is due and establishing a briefing schedule on defendants' anticipated motions to dismiss. The Company expects a similar scheduling order to be entered in the action pending in Illinois state court.

        The lawsuits are in their early stages; and, therefore, the Company is unable to predict the outcome of the lawsuits and the possible loss or range of loss, if any, associated with their resolution or any potential effect the lawsuits may have on the Company's operations. Depending on the outcome or resolution of these lawsuits, they could have a material effect on the Company's operations, including its financial condition, results of operations, or cash flows.

        The Company is not involved in any other legal actions, however, from time to time may be subject to various pending or threatened legal actions and proceedings, including those that arise in the ordinary course of its business. Such matters are subject to many uncertainties and to outcomes that are not predictable with reasonable assurance and that may not be known for extended periods of time.

13. COMMITMENTS AND CONTINGENCIES

  Antares Pharma, Inc. License

        The Company's license agreement with Antares Pharma, Inc. requires the Company to fund the development of the licensed products, make milestone payments and pay royalties on the sales of products related to this license. In 2011, 2010 and 2009, the Company paid or accrued $335,160, $152,228 and $63,749, respectively, to Antares as a result of royalties generated by Elestrin revenues. Pursuant to a separate agreement with Antares and related to the December 2009 license amendment with Azur Pharma International II Limited (now known as Jazz Pharmaceuticals, in light of Jazz Pharmaceuticals' acquisition of Azur), the Company paid Antares an aggregate of $268,750 in February 2010, which is recorded in licensing expense.

  Wake Forest License

        In April 2002, the Company exclusively in-licensed from Wake Forest University Health Sciences and Cedars-Sinai Medical Center three issued U.S. patents claiming triple component therapy (the combination use of estrogen plus progestogen plus androgen, e.g. testosterone) and obtained an option to license the patents for triple component contraception. The financial terms of the license include an upfront payment by the Company in exchange for exclusive rights to the license and regulatory milestone payments, maintenance payments and royalty payments by the Company if a product incorporating the licensed technology gets approved and subsequently marketed. In July 2005, the Company exercised the option for an exclusive license for the three U.S. patents for triple component contraception. The financial terms of this license include an upfront payment, regulatory milestone payments, maintenance payments and royalty payments by the Company if a product incorporating the licensed technology gets approved and subsequently marketed.

        Future minimum maintenance payments due under this agreement are as follows:

Year	Minimum Amount Due
2012	$80,000
2013	80,000
2014	80,000
2015	80,000
2016	40,000
Thereafter	80,000

        Under the terms of the license agreement with the Wake Forest University Health Sciences and Cedars-Sinai Medical Center, the Company has the right to terminate the license at any time.

        The Company has agreed to indemnify, hold harmless and defend Wake Forest University Health Sciences and Cedars-Sinai Medical Center against any and all claims, suits, losses, damages, costs, fees and expenses resulting from or arising out of exercise of the license agreement, including but not limited to, any product liability claims. The Company has not recorded any liability in connection with this obligation as no events occurred that would require indemnification.

  Aptar Pharma—Gel Filling Machine

        The Company currently has a commitment with Aptar Pharma to purchase a gel filling machine for $842,740. As of December 31, 2011, the Company has paid $337,096 resulting in a remaining obligation of $505,644.

  Pending Litigation

        On February 3, 2012, a purported class action lawsuit was filed in the United States District Court for the Northern District of Illinois under the caption Thomas Lauria, on behalf of himself and all others similarly situated v. BioSante Pharmaceuticals, Inc. and Stephen M. Simes naming the Company and the Company's President and Chief Executive Officer, Stephen M. Simes, as defendants. The complaint alleges that certain of the Company's disclosures relating to the efficacy of LibiGel and its commercial potential were false and/or misleading and that such false and/or misleading statements had the effect of artificially inflating the price of the Company's securities resulting in violations of Section 10(b) of the Securities Exchange Act of 1934, as amended (Exchange Act), Rule 10b-5 and Section 20(a) of the Exchange Act. A substantially similar complaint was filed in the same court on February 21, 2012. The plaintiffs seek to represent a class of persons who purchased the Company's securities between February 8, 2010 and December 15, 2011, and seek unspecified compensatory damages, equitable and/or injunctive relief, and reasonable costs, expert fees and attorneys' fees on behalf of such purchasers. BioSante believes the actions are without merit and intends to defend the actions vigorously. Additional lawsuits may be filed and, at this time, because the litigation is in its early stages, the Company is unable to predict the outcome of these lawsuits, the possible loss or range of loss, if any, associated with their resolution or any potential effect they may have on BioSante's operations. Failure by the Company to obtain a favorable resolution of the lawsuits, however, could have a material effect on the Company's financial condition, results of operations, cash flows or its operations.

FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

9. FAIR VALUE MEASUREMENTS

        The Company accounts for its convertible debt and U.S. Treasury money market fund at fair value. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, a fair value hierarchy has been established that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

          Level 1:    Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

          Level 2:    Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

          Level 3:    Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

        In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk.

        Financial assets and liabilities recorded at fair value on a recurring basis as of September 30, 2012 are classified in the table below in one of the three categories described above:

Description	September 30, 2012 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$36,957,469	—	$36,957,469	—

Total assets	$36,957,469	—	$36,957,469	—

Liabilities:
2013 Notes	7,593,216	—	7,593,216	—

Total liabilities	$7,593,216	—	$7,593,216	—

        The Company made an election to record the values of the 2013 Notes at fair value with gains and losses related to fluctuations in the value of these financial liabilities recorded in earnings immediately. The fair values of the 2013 Notes are estimated based on the risk-free borrowing rate, the volatility of the Company's stock, and the current borrowing rates for similar companies. See Note 6, "Convertible Senior Notes" for more information and disclosures regarding key assumptions used in this fair value determination.

14. FAIR VALUE MEASUREMENTS

        The Company accounts for its convertible senior notes and U.S. Treasury money market fund at fair value. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, a fair value hierarchy has been established that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

          Level 1:    Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

          Level 2:    Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

          Level 3:    Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

        In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk.

        Financial assets and liabilities recorded at fair value on a recurring basis as of December 31, 2011 and 2010 are classified in the table below in one of the three categories described above:

Description	December 31, 2011 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$55,465,507	—	$55,465,507	—

Total assets	$55,465,507	—	$55,465,507	—

Liabilities:
2013 Notes	$17,336,760	—	$17,336,760	—

Total liabilities	$17,336,760	—	$17,336,760	—

Description	December 31, 2010 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$21,729,230	—	$21,729,230	—

Total assets	$21,729,230	—	$21,729,230	—

Liabilities:
2011 Notes	$1,111,132	—	$1,111,132	—
2013 Notes	17,436,201	—	17,436,201	—

Total liabilities	$18,547,333	—	$18,547,333	—

        The Company made an election to record the values of the 2011 Notes and 2013 Notes at fair value with gains and losses related to fluctuations in the value of these financial liabilities recorded in earning immediately pursuant to ASC 825. The fair values of the 2011 Notes and 2013 Notes are estimated based on the risk-free borrowing rate, the volatility of the Company's stock, and the current borrowing rates for similar companies. See Note 7, "Convertible Senior Notes" for more information and disclosures regarding key assumptions used in this fair value determination.

SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

10. SUBSEQUENT EVENTS

  Agreement and Plan of Merger

        On October 3, 2012, the Company entered into an agreement and plan of merger (the Merger Agreement) with ANIP Acquisition Company d/b/a ANI Pharmaceuticals, Inc. The Merger Agreement provides that, upon the terms and subject to the conditions set forth in the Merger Agreement, ANI will merge with and into the Company, with the Company continuing as the surviving company (the Merger). At the effective time of the Merger, each outstanding share of capital stock of ANI will be converted into the right to receive a number of shares of the Company's common stock, if any, as determined pursuant to the exchange ratios described in the Merger Agreement and the provisions of ANI's certificate of incorporation. All options, warrants or other rights to purchase shares of capital stock of ANI, will be canceled at the effective time of the Merger without any consideration in exchange, except for certain warrants which although not cancelled will not represent the right to acquire any equity or other interest in the combined company after the Merger. No fractional shares of the Company's common stock will be issued in connection with the Merger, and holders of ANI capital stock will be entitled to receive cash in lieu thereof. Following the consummation of the transactions contemplated by the Merger Agreement, the current stockholders of ANI are expected to own approximately 53 percent of the outstanding shares of common stock of the combined company, and current stockholders of the Company are expected to own approximately 47 percent of the outstanding shares of common stock of the combined company. The exchange ratios are subject to potential adjustment as described in the Merger Agreement depending upon the amount of the Company's "net cash", as defined in the Merger Agreement and generally consisting of the Company's cash and cash equivalents less certain expenses and liabilities, as of a determination date prior to the closing date of the Merger, but in no event will the current ANI stockholders own less than 50.1 percent (or the current Company stockholders own more than 49.9 percent) of the outstanding shares of common stock of the combined company. The Merger is intended to qualify as a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended.

        The Merger Agreement provides that, immediately following the effective time of the Merger, the board of directors of the combined company will consist of five former directors of ANI and two former directors of the Company, and ANI's current executive officers are expected to serve as executive officers of the combined company. In connection with the Merger, the Company will seek to amend its certificate of incorporation to: (i) effect a reverse split of its common stock at a ratio between the range of one-for-two and one-for-five, as determined by the Company and ANI, which is intended to ensure that the listing requirements of The NASDAQ Global Market or The NASDAQ Capital Market are satisfied; and (ii) change the name of the Company to "ANI Pharmaceuticals, Inc." or another name as designated by ANI (together, the Charter Amendments). No fractional shares of the Company's common stock will be issued in connection with the reverse split and holders of the Company's common stock will be entitled to receive cash in lieu thereof.

        Consummation of the Merger is subject to a number of conditions, including, but not limited to (i) the adoption and approval of the Merger Agreement and the transactions contemplated thereby by both the Company's and ANI's stockholders and the approval of the Charter Amendments by the Company's stockholders; (ii) the effectiveness of a Form S-4 registration statement to be filed by the Company with the Securities and Exchange Commission to register the shares of the Company's common stock to be issued in connection with the Merger, which will contain a joint proxy statement/prospectus; (iii) approval for the listing of shares of the Company's common stock to be issued in the Merger on The NASDAQ Global Market or The NASDAQ Capital Market; (iv) written opinions of counsel that the Merger will qualify as a reorganization within the meaning of Section 368(a) of the Code; and (v) other customary closing conditions. In addition, the obligation of ANI to effect the Merger is subject to a condition that the Company's net cash, as calculated pursuant to the terms of the Merger Agreement, be no less than $17.0 million immediately prior to the effective time of the Merger.

        Each of the Company and ANI have made customary representations, warranties and covenants in the Merger Agreement, including among others, covenants that (i) each party will conduct its business in the ordinary course consistent with past practice during the interim period between the execution of the Merger Agreement and the consummation of the Merger; (ii) each party will not engage in certain kinds of transactions or take certain actions during such period; (iii) ANI will convene and hold a meeting of its stockholders for the purpose of considering the adoption and approval of the Merger Agreement and the transactions contemplated thereby and the board of directors of ANI will recommend that its stockholders adopt and approve the Merger Agreement, subject to certain exceptions; and (iv) the Company will convene and hold a meeting of its stockholders for the purpose of considering the adoption and approval of the Merger Agreement and the transactions contemplated thereby and the approval of the Charter Amendments and the Company's board of directors will recommend that the Company's stockholders adopt and approve the Merger Agreement and approve the charter amendments, subject to certain exceptions. Each of the Company and ANI also has agreed not to solicit proposals relating to alternative business combination transactions or enter into discussions or an agreement concerning any proposals for alternative business combination transactions, subject to exceptions for the Company in the event of the Company's receipt of a "superior proposal."

        The Merger Agreement contains certain termination rights in favor of each of ANI and the Company in certain circumstances. If the Merger Agreement is terminated due to certain triggering events specified in the Merger Agreement, the Company will be required to pay ANI a termination fee of up to $1.0 million or ANI will be required to pay the Company a termination fee of up to $750,000. The Merger Agreement also provides that under specified circumstances, the Company may be required to reimburse ANI up to $500,000 for ANI's expenses in connection with the transaction. Any expenses paid by the Company will be credited against the $1.0 million termination fee if the termination fee subsequently becomes payable by the Company.

  Voting Agreements

        Concurrently and in connection with the execution of the Merger Agreement, certain of ANI's stockholders, who collectively hold approximately 90 percent of the outstanding shares of ANI capital stock as of the close of business on October 3, 2012, entered into voting agreements with the Company, pursuant to which each stockholder agreed to vote its shares of ANI capital stock in favor of the Merger, the Merger Agreement and the transactions contemplated by the Merger Agreement and against certain transactions or certain actions that would delay, prevent or nullify the Merger or the transaction contemplated by the Merger Agreement. In addition, one of the stockholders of ANI, who holds approximately 57 percent of the outstanding shares of ANI capital stock as of the close of business on October 3, 2012, has agreed to vote in favor of the election of the two directors designated by the Company at the first annual meeting of stockholders following the completion of the Merger.

        In addition, certain of the Company's stockholders, directors and officers, who collectively hold approximately two percent of the outstanding shares of the Company's capital stock as of the close of business on October 3, 2012, entered into voting agreements with ANI, pursuant to which each stockholder agreed to vote its shares of the Company's capital stock in favor of the Merger, the Merger Agreement and the transactions contemplated by the Merger Agreement and the charter amendments, and against certain transactions or certain actions that would delay, prevent or nullify the Merger or the transaction contemplated by the Merger Agreement.

  Lock-Up Agreements

        Concurrently and in connection with the execution of the Merger Agreement, ANI's chief executive officer and chief financial officer and certain stockholders of ANI, who collectively hold approximately 85 percent of the outstanding shares of ANI capital stock as of the close of business on October 3, 2012, entered into lock-up agreements with the Company, pursuant to which each stockholder will be subject to a six-month lock-up on the sale of shares of the Company's common stock received in the Merger.

  Contingent Value Rights Agreement

        The Company has the right in its sole discretion to issue contingent value rights (each, a CVR and collectively, the CVRs) to its existing stockholders immediately prior to the completion of the Merger. The Company expects that one CVR will be issued for each share of the Company's common stock outstanding as of the record date to be set at a date prior to the completion of the Merger. However, the CVRs will not be certificated and will not be attached to the shares of the Company's common stock. Each CVR will be a non-transferable (subject to certain limited exceptions) right to potentially receive certain cash payments in the event the Company receives net cash payments during the ten-year period after the distribution of the rights as a result of the sale, transfer, license or similar transaction relating to the Company's LibiGel program, upon the terms and subject to the conditions set forth in a contingent value rights agreement to be entered into between the Company and an as of yet unidentified third party, as rights agent. The aggregate cash payments to be distributed to the holders of the CVRs, if any, will be equal to 66 percent of the net cash payments received by the combined company as a result of the sale, transfer, license or similar transaction relating to the Company's LibiGel program, as determined pursuant to the CVR agreement, and will not exceed $40 million in the aggregate.

  Employee Reduction Implications

        As a result of the conclusion of the Company's LibiGel Phase III cardiovascular events and breast cancer safety study, as announced by the Company in September 2012, and considering the Company's October 4, 2012 announcement of its potential merger with ANI, the Company plans to reduce its workforce during the fourth quarter of 2012. In connection with the announced reduction, the Company will pay approximately $300,000 in aggregate severance costs during the remainder of 2012. The termination of employment of these employees will result in the cessation of any further vesting in certain stock options held by these employees and a reversal of previously recognized non-cash stock-based compensation expense related to such options in a similar amount, thereby offsetting the employee reduction severance costs.

  Third Amendment To License Agreement with Teva

        In October 2012, the Company entered into an amendment to its development and license agreement with Teva pursuant to which Teva made a $1.0 million payment to the Company upon the signing of the amendment and agreed to make the following milestone-based payments to the Company: (1) $500,000 if the FDA authorizes marketing of the licensed male testosterone gel as an "AB-rated" equivalent to AndroGel®; (2) $750,000 upon the earlier to occur of (a) December 31, 2012 and (b) five business days after Teva's submission to the FDA of a final report regarding a "washing" clinical study required by the FDA; and (3) $500,000 upon the earlier to occur of (a) December 31, 2013 and (b) five business days after Teva's commencement of commercial manufacture of the licensed product for sale in the United States. In addition, Teva has agreed to pay the Company $4.0 million in the event Teva is the sole marketer in the United States of a generic 1% testosterone gel AB-rated to AndroGel® for at least 180 days immediately following the launch date of the licensed product in the United States. The royalty rate to be paid by Teva to the Company under the agreement is five percent of net sales; provided, however, that during the period of time that Teva markets the licensed product and is the sole marketer of a generic 1% testosterone gel that is AB-rated to AndroGel® in the United States, the royalty rate will be seven and one half percent of net sales. Additionally, pursuant to the terms of the October 2012 amendment, the parties agreed to release each other from certain liabilities.

CONVERTIBLE SENIOR NOTES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
CONVERTIBLE SENIOR NOTES
Schedule of key assumptions used to establish the value of the 2013 Notes

Average risk-free rate	0.14%
Volatility of BioSante common stock	90.0%
Discount rate for principal payments in cash	19.6%

The assumptions as of December 31, 2011 were:

2013 Notes
Average risk-free rate	0.19%
Volatility of BioSante common stock	77.4%
Discount rate for principal payments in cash	18.5%

        The assumptions as of December 31, 2010 were:

	2013 Notes	2011 Notes
Average risk-free rate	0.82%	0.29%
Volatility of BioSante common stock	78.7%	61.0%
Discount rate for principal payments in cash	17.0%	17.0%

FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS
Schedule of financial assets and liabilities recorded at fair value on a recurring basis

Description	September 30, 2012 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$36,957,469	—	$36,957,469	—

Total assets	$36,957,469	—	$36,957,469	—

Liabilities:
2013 Notes	7,593,216	—	7,593,216	—

Total liabilities	$7,593,216	—	$7,593,216	—

Description	December 31, 2011 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$55,465,507	—	$55,465,507	—

Total assets	$55,465,507	—	$55,465,507	—

Liabilities:
2013 Notes	$17,336,760	—	$17,336,760	—

Total liabilities	$17,336,760	—	$17,336,760	—

Description	December 31, 2010 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$21,729,230	—	$21,729,230	—

Total assets	$21,729,230	—	$21,729,230	—

Liabilities:
2011 Notes	$1,111,132	—	$1,111,132	—
2013 Notes	17,436,201	—	17,436,201	—

Total liabilities	$18,547,333	—	$18,547,333	—

DESCRIPTION OF BUSINESS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 item vaccine	Dec. 31, 2011 vaccine item
DESCRIPTION OF BUSINESS
Number of cancer vaccines that have been granted FDA orphan drug designation	4	4
Number of Phase I and Phase II clinical trials	17	17

BASIS OF PRESENTATION (Details)	1 Months Ended
Jun. 30, 2012
BASIS OF PRESENTATION
Reverse stock split conversion ratio	0.1667

LIQUIDITY AND CAPITAL RESOURCES (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Sep. 20, 2012 Common stock	Aug. 31, 2012 Common stock	Dec. 31, 2011 Common stock	Aug. 31, 2012 Common stock Warrants issued to institutional investors	Sep. 30, 2012 Minimum item	Sep. 30, 2012 Maximum	Sep. 30, 2012 2013 Notes
Liquidity and capital resources
Cash and cash equivalents	$ 38,049,095	$ 57,225,234	$ 69,600,199	$ 38,155,251	$ 29,858,465	$ 11,760,920
Principal amount													8,277,850
Interest rate (as a percent)													3.13%
Stock issued during period (in shares)							140,712	2,359,932		1,179,966
Net proceeds from issuance of shares and warrants								3,268,798	68,900,000
Net cash required to obligate the entity to effect merger											$ 17,000,000
Period for which cash and cash equivalents will meet liquidity requirements											3 years	5 years
Number of products or technologies licensed by the entity as an alternative to raising additional financing											1

CONVERTIBLE SENIOR NOTES (Details) (USD $)	9 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2012 2013 Notes holder	Feb. 29, 2012 2013 Notes holder	Sep. 30, 2012 2013 Notes	Mar. 31, 2012 2013 Notes	Sep. 30, 2012 2013 Notes	Sep. 30, 2011 2013 Notes
Convertible senior notes
Interest rate (as a percent)								3.13%		3.13%
Principal amount								$ 8,277,850		$ 8,277,850
Number of shares issued in exchange for cancellation						1,784,070	1,868,055			3,652,125
Number of holders of debt instrument to whom shares are issued by the entity						2	1
Principal amount of debt cancelled						3,504,150	9,000,000			12,504,150
Accrued and unpaid interest payable on cancellation of debt						20,686	79,024	99,710		99,710
Additional non-cash fair value adjustment attributable to conversion of debt								(611,621)	(2,545,530)
Number of shares of common stock receivable upon conversion										370,871
Conversion price (in dollars per share)								$ 22.32		$ 22.32
Recorded fair value								7,593,216		7,593,216
Amount of difference between aggregate recorded fair value of the notes and their total stated principal amount								684,634		684,634
Fair value adjustment	(4,037,797)	(1,929,000)	(23,427)	(1,870,916)	33,163
Fair value adjustment attributable to the change in instrument specific credit risk										$ (41,000)	$ 230,000
Assumptions to establish the value of the Notes
Average risk-free rate (as a percent)										0.14%
Volatility of BioSante common stock (as a percent)										90.00%
Discount rate for principal payments in cash (as a percent)										19.60%

STOCK-BASED COMPENSATION (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION
Number of shares that remained available for issuance under the plan	981,272
Stock options
Stock-based compensation
Options granted under the plan (in shares)	358,582	346,541
Weighted average exercise price of options granted (in dollars per share)	$ 4.08	$ 11.4
Options expired and cancelled (in shares)	105,781	56,059

STOCKHOLDERS' EQUITY (Details) (USD $)	1 Months Ended	9 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended					9 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Sep. 20, 2012 Common stock	Aug. 31, 2012 Common stock	Dec. 31, 2011 Common stock	Aug. 31, 2012 Warrants issued to institutional investors Common stock item	May 31, 2012 Minimum	May 31, 2012 Maximum	Jul. 31, 2012 2013 Notes	Feb. 29, 2012 2013 Notes	Sep. 30, 2012 2013 Notes
Stockholder's equity
Number of shares issued in exchange for cancellation									1,784,070	1,868,055	3,652,125
Principal amount of debt cancelled									$ 3,504,150	$ 9,000,000	$ 12,504,150
Accrued and unpaid interest payable on cancellation of debt									20,686	79,024	99,710
Stock issued during period (in shares)			140,712	2,359,932		1,179,966
Purchase price (in dollars per share)				$ 1.4725
Number of institutional investors						1
Gross proceeds from issuance of shares			211,068	3,475,000
Net proceeds from issuance of shares and warrants				3,268,798	68,900,000
Term of warrants (in years)						5 years
Exercise price (in dollars per share)						$ 1.5
Reverse stock split conversion ratio	0.1667						0.5	0.1
Fractional share payout	$ 658	$ 658

COMMITMENTS AND CONTINGENCIES (Details) (Gel Packaging Machine, Aptar Pharma, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Gel Packaging Machine | Aptar Pharma
Commitment and contingencies
Amount of commitment to purchase machinery	$ 844,740	$ 842,740
Amount paid	804,132	337,096
Remaining obligation	$ 40,608	$ 505,644

COMMITMENTS AND CONTINGENCIES (Details 2) (Shareholder derivative action)	0 Months Ended
Sep. 24, 2012 item
Shareholder derivative action
COMMITMENTS AND CONTINGENCIES
Number of cases consolidated	2

FAIR VALUE MEASUREMENTS (Details) (Recurring basis, USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Total
Assets:
Total Assets	$ 36,957,469	$ 55,465,507	$ 21,729,230
Liabilities:
Total liabilities	7,593,216	17,336,760	18,547,333
Total | 2013 Notes
Liabilities:
Fair value of convertible debt	7,593,216
Total | Money market fund
Assets:
Total Assets	36,957,469	55,465,507	21,729,230
Significant Other Observable Inputs (Level 2)
Assets:
Total Assets	36,957,469	55,465,507	21,729,230
Liabilities:
Total liabilities	7,593,216	17,336,760	18,547,333
Significant Other Observable Inputs (Level 2) | 2013 Notes
Liabilities:
Fair value of convertible debt	7,593,216
Significant Other Observable Inputs (Level 2) | Money market fund
Assets:
Total Assets	$ 36,957,469	$ 55,465,507	$ 21,729,230

SUBSEQUENT EVENTS (Details) (USD $)	Sep. 30, 2012 Minimum	Oct. 03, 2012 Subsequent Event Agreement and Plan of Merger item	Oct. 03, 2012 Subsequent Event Agreement and Plan of Merger Minimum	Oct. 03, 2012 Subsequent Event Agreement and Plan of Merger Maximum	Dec. 31, 2012 Subsequent Event ANI Pharmaceuticals, Inc Employee Reduction	Oct. 03, 2012 Subsequent Event ANI Pharmaceuticals, Inc Agreement and Plan of Merger item	Oct. 03, 2012 Subsequent Event ANI Pharmaceuticals, Inc Agreement and Plan of Merger Minimum	Oct. 03, 2012 Subsequent Event ANI Pharmaceuticals, Inc Agreement and Plan of Merger Maximum	Oct. 03, 2012 Subsequent Event ANI Pharmaceuticals, Inc Voting Agreements item	Oct. 03, 2012 Subsequent Event ANI Pharmaceuticals, Inc Lock-Up Agreements	Oct. 03, 2012 Subsequent Event ANI Pharmaceuticals, Inc Contingent Value Rights Agreement	Oct. 03, 2012 Subsequent Event ANI Pharmaceuticals, Inc Contingent Value Rights Agreement Maximum	Oct. 31, 2012 Subsequent Event Teva Third Amendment To License Agreement	Oct. 31, 2012 Subsequent Event Teva Third Amendment To License Agreement Milestone payment upon FDA authorization of marketing of licensed male testosterone gel Forecast	Oct. 31, 2012
Subsequent Event
Teva
Third Amendment To License Agreement
Milestone payment upon earlier of December 31, 2012 and five business days after submission to FDA of final report on washing clinical study
Forecast
item
Oct. 31, 2012
Subsequent Event
Teva
Third Amendment To License Agreement
Milestone payment upon earlier of December 31, 2013 and five business days after commencement of commercial manufacture of licensed product for sale in the United States
Forecast
item
Oct. 31, 2012
Subsequent Event
Teva
Third Amendment To License Agreement
Payment for being the sole marketer in the United States of a generic 1% testosterone gel AB-rated to AndroGel for at least 180 days immediately following the launch date of the licensed product in the United States
Forecast
Oct. 31, 2012
Subsequent Event
Teva
Third Amendment To License Agreement
Minimum
Payment for being the sole marketer in the United States of a generic 1% testosterone gel AB-rated to AndroGel for at least 180 days immediately following the launch date of the licensed product in the United States
Forecast
item

SUBSEQUENT EVENTS
Percentage of outstanding shares of common stock of combined company owned by current stockholders		47.00%		49.90%		53.00%	50.10%
Number of directors of the entity in board of directors of the combined company		2				5
Reverse split ratio			0.2	0.5
Net cash required to obligate the entity to effect merger	$ 17,000,000		$ 17,000,000
Termination fee payable under specified circumstances				1,000,000				750,000
Reimbursement of expenses in connection with merger				500,000
Percentage of outstanding shares of capital stock held by stockholders as of the close of business									90.00%
Number of stockholders holding 57 percent of outstanding shares of common stock									1
Percentage of outstanding shares of common stock held by stockholders who agreed to vote in favor of election of directors									57.00%
Number of directors designated by the entity at the first annual meeting of stockholders following the completion of the Merger									2
Percentage of outstanding shares of common stock held collectively by specified personnel who entered into voting agreements									2.00%	85.00%
Locking period on the sale of shares of the Company's common stock received in the Merger										6 months
Number of contingent value rights issued in exchange for one share of common stock (in shares)											1
Period during which net cash payments can be received after distribution of rights											10 years
Net cash payments to be distributed to holders of the CVRs expressed as percentage of net cash payments received											66.00%
Aggregate net cash payments to be distributed to holders of CVRs												40,000,000
Severance costs					300,000
Payments received from agreements													1,000,000
Aggregate amount receivable, if regulatory milestones are successfully achieved														500,000	750,000	500,000
Number of business days considered in milestone payments															5	5
Payments receivable, if sole marketer rights are given																	$ 4,000,000
Number of days from the launch of the licensed product in the United States for which sole marketer right is given for additional payment																		180
Royalty rate as a percentage of net sales													5.00%				7.50%